UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Registrant’s Telephone Number, including Area Code: (212) 518-5344

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 - March 31, 2015

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

Transparent Value Trust

Semi-Annual Report

March 31, 2015

transparent value

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

2	Transparent Value Large-Cap Aggressive Fund

3	Transparent Value Large-Cap Defensive Fund

4	Transparent Value Large-Cap Market Fund

5	Transparent Value Dividend Fund

6	Transparent Value Large-Cap Core Fund

7	Transparent Value Large-Cap Growth Fund

8	Transparent Value Large-Cap Value Fund

9	Transparent Value Directional Allocation Fund

10	Transparent Value Small-Cap Fund

11	DISCLOSURE OF FUND EXPENSES

15	SCHEDULE OF INVESTMENTS

15	Transparent Value Large-Cap Aggressive Fund

17	Transparent Value Large-Cap Defensive Fund

19	Transparent Value Large-Cap Market Fund

21	Transparent Value Dividend Fund

23	Transparent Value Large-Cap Core Fund

25	Transparent Value Large-Cap Growth Fund

27	Transparent Value Large-Cap Value Fund

29	Transparent Value Directional Allocation Fund

32	Transparent Value Small-Cap Fund

34	STATEMENTS OF ASSETS AND LIABILITIES

37	STATEMENTS OF OPERATIONS

40	STATEMENTS OF CHANGES IN NET ASSETS

50	FINANCIAL HIGHLIGHTS

60	NOTES TO FINANCIAL STATEMENTS

74	ADDITIONAL INFORMATION

Shareholder Letter
March 31, 2015 (Unaudited)

Dear Shareholder,

We are pleased to provide you with information about the Transparent Value Mutual Funds (“Transparent Value”) for the six-month period ended March 31st 2015.

The U.S. continued to enjoy a self-sustaining economic expansion for the six-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing1 and depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (Fed) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points2 before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike until later in the year. The Fed for now appears to be focused on wage growth, which is key for sustaining the expansion but also an indicator of inflationary pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

We believe successful equity investing relies not on making educated guesses about a company’s future earnings but evaluating whether a company’s management can deliver the Required Business Performance to support the current stock price. Our systemic, disciplined process we believe over time leads to better outcomes for investors, which serves to keep them engaged and focused on what can be known about a company’s potential for success.

Thank you for investing with Transparent Value. We appreciate your business and look forward to serving your investment needs.

Sincerely,

Armen Arus

President

[1]

Quantitative Easing – An unconventional monetary policy in which a central bank purchases government securities or other securities from the market in order to lower interest rates and increase the money supply.

[2]

Basis Point – A unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

Semi-Annual Report | March 31, 2015 (Unaudited)	1

Manager Commentary
Transparent Value Large-Cap Aggressive Fund
March 31, 2015 (Unaudited)

The Transparent Value Large-Cap Aggressive Fund Class F-1 returned 6.36% over the six months ending March 31, 2015. This return represents underperformance of -0.03% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of March 31, 2015
Information Technology	22.37%
Consumer Discretionary	17.64%
Financials	14.87%
Health Care	13.24%
Industrials	11.78%
Energy	8.88%
Consumer Staples	4.68%
Materials	4.11%
Utilities	0.78%
Telecommunication Services	0.57%
Exchange Traded Funds	0.75%
Other Assets in Excess of Liabilities	0.33%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-0.26%	4.43%	6.20%	8.24%	10.70%
Fund – Class C	-0.27%	4.27%	5.97%	7.60%	8.93	%***
Fund – Class F-1	-0.26%	4.50%	6.36%	8.39%	10.82%
Fund – Class I	-0.26%	4.56%	6.45%	8.55%	9.52	%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

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Manager Commentary
Transparent Value Large-Cap Defensive Fund
March 31, 2015 (Unaudited)

The Transparent Value Large-Cap Defensive Fund Class F-1 returned 6.67% over the six months ending March 31, 2015. This return represents overperformance of 0.28% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of March 31, 2015
Information Technology	18.53%
Consumer Discretionary	17.48%
Financials	13.71%
Health Care	11.77%
Consumer Staples	10.32%
Energy	8.67%
Industrials	8.51%
Utilities	5.17%
Materials	3.05%
Telecommunication Services	2.57%
Exchange Traded Funds	0.08%
Other Assets in Excess of Liabilities	0.14%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-0.71%	0.54%	6.66%	8.54%	12.45%
Fund – Class C	-0.72%	0.45%	6.33%	7.96%	12.24	%***
Fund – Class F-1	-0.70%	0.62%	6.67%	8.69%	12.61%
Fund – Class I	-0.70%	0.62%	6.80%	8.99%	13.17	%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Semi-Annual Report | March 31, 2015 (Unaudited)	3

Manager Commentary
Transparent Value Large-Cap Market Fund
March 31, 2015 (Unaudited)

The Transparent Value Large-Cap Market Fund Class F-1 returned 7.95% over the six months ending March 31, 2015. This return represents overperformance of 1.56% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of March 31, 2015
Information Technology	19.45%
Consumer Discretionary	16.92%
Financials	14.41%
Health Care	13.70%
Industrials	9.96%
Energy	8.46%
Consumer Staples	7.91%
Materials	3.69%
Utilities	3.31%
Telecommunication Services	1.84%
Exchange Traded Funds	0.10%
Other Assets in Excess of Liabilities	0.25%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-0.67%	3.91%	7.91%	8.84%	13.80%
Fund – Class C	-0.78%	3.76%	7.51%	8.10%	12.42	%***
Fund – Class F-1	-0.66%	3.93%	7.95%	9.03%	13.94%
Fund – Class I	-0.65%	4.07%	8.12%	9.28%	13.18	%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

4	www.transparentvalue.com

Manager Commentary
Transparent Value Dividend Fund
March 31, 2015 (Unaudited)

The Transparent Value Dividend Fund Class I returned 7.02% over the six months ending March 31, 2015. This return represents overperformance of 0.63% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of March 31, 2015
Utilities	33.54%
Financials	25.79%
Consumer Discretionary	11.24%
Industrials	8.11%
Energy	6.84%
Information Technology	4.81%
Consumer Staples	4.05%
Telecommunication Services	1.77%
Health Care	1.64%
Exchange Traded Funds	1.60%
Other Assets in Excess of Liabilities	0.61%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-0.42%	1.01%	6.71%	7.49%	12.65	%***
Fund – Class C	-0.49%	0.85%	6.41%	6.90%	12.00	%***
Fund – Class F-1	-0.39%	1.11%	6.85%	7.75%	12.88	%***
Fund – Class I	-0.35%	1.18%	7.02%	7.98%	13.07%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Semi-Annual Report | March 31, 2015 (Unaudited)	5

Manager Commentary
Transparent Value Large-Cap Core Fund
March 31, 2015 (Unaudited)

The Transparent Value Large-Cap Core Fund Class I returned 5.12% over the six months ending March 31, 2015. This return represents underperformance of -1.27% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of March 31, 2015
Consumer Discretionary	23.12%
Financials	18.87%
Utilities	14.75%
Industrials	12.63%
Information Technology	12.24%
Health Care	8.37%
Energy	5.26%
Consumer Staples	2.81%
Materials	0.93%
Exchange Traded Funds	0.34%
Other Assets in Excess of Liabilities	0.68%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-1.75%	0.00%	4.84%	6.19%	13.34	%***
Fund – Class C	-1.87%	-0.19%	4.50%	5.51%	12.66	%***
Fund – Class F-1	-1.74%	0.00%	4.96%	6.38%	13.56	%***
Fund – Class I	-1.74%	0.09%	5.12%	6.63%	13.33%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

6	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Growth Fund
March 31, 2015 (Unaudited)

The Transparent Value Large-Cap Growth Fund Class I returned 8.56% over the six months ending March 31, 2015. This return represents underperformance of -1.58% relative to the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of March 31, 2015
Consumer Discretionary	28.72%
Industrials	18.03%
Information Technology	13.44%
Health Care	12.63%
Financials	11.62%
Energy	7.60%
Consumer Staples	3.82%
Materials	2.14%
Utilities	1.30%
Other Assets in Excess of Liabilities	0.70%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-0.92%	1.80%	8.39%	9.71%	14.21	%***
Fund – Class C	-0.86%	1.69%	8.13%	9.07%	13.55	%***
Fund – Class F-1	-0.83%	1.95%	8.49%	9.88%	14.41	%***
Fund – Class I	-0.90%	1.92%	8.56%	10.10%	14.05%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Semi-Annual Report | March 31, 2015 (Unaudited)	7

Manager Commentary
Transparent Value Large-Cap Value Fund
March 31, 2015 (Unaudited)

The Transparent Value Large-Cap Value Fund Class I returned 5.43% over the six months ending March 31, 2015. This return represents overperformance of 2.49% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of March 31, 2015
Financials	34.48%
Utilities	20.44%
Industrials	11.03%
Information Technology	10.89%
Consumer Discretionary	7.70%
Energy	5.89%
Materials	3.28%
Consumer Staples	1.89%
Health Care	0.80%
Exchange Traded Funds	2.11%
Other Assets in Excess of Liabilities	1.49%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-1.29%	-1.19%	5.28%	8.83%	13.36	%***
Fund – Class C	-1.31%	-1.70%	4.62%	7.79%	12.55	%***
Fund – Class F-1	-1.22%	-1.22%	5.29%	8.90%	13.45	%***
Fund – Class I	-1.20%	-1.20%	5.43%	9.19%	13.21%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

8	www.transparentvalue.com

Manager Commentary
Transparent Value Directional Allocation Fund
March 31, 2015 (Unaudited)

The Transparent Value Directional Allocation Fund Class I returned 1.26% over the six months ending March 31, 2015. This return represents underperformance of -5.13% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of March 31, 2015
Information Technology	21.04%
Consumer Discretionary	17.34%
Financials	14.55%
Health Care	13.49%
Industrials	10.90%
Energy	8.60%
Consumer Staples	6.27%
Materials	3.88%
Utilities	2.05%
Telecommunication Services	1.21%
Exchange Traded Funds	0.65%
Other Assets in Excess of Liabilities	0.02%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-2.06%	1.82%	1.12%	1.55%	15.67%
Fund – Class C	-2.09%	1.61%	0.76%	0.90%	14.94%
Fund – Class F-1	-2.05%	1.82%	1.12%	1.69%	15.79%
Fund – Class I	-2.04%	1.88%	1.26%	1.90%	16.08%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: June 18, 2012

Semi-Annual Report | March 31, 2015 (Unaudited)	9

Manager Commentary
Transparent Value Small-Cap Fund
March 31, 2015 (Unaudited)

The Transparent Value Small-Cap Fund Class I returned 9.78% over the six months ending March 31, 2015. This return represents underperformance of -3.01% relative to the Dow Jones U.S. Small-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of March 31, 2015
Financials	28.78%
Information Technology	24.77%
Consumer Discretionary	17.94%
Industrials	14.77%
Health Care	4.01%
Energy	2.52%
Utilities	1.03%
Materials	0.74%
Exchange Traded Funds	1.95%
Other Assets in Excess of Liabilities	3.49%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	0.60%	3.26%	9.51%	1.30%	1.30%
Fund – Class C	0.60%	3.07%	9.21%	0.80%	0.80%
Fund – Class F-1	0.60%	3.26%	9.62%	1.40%	1.40%
Fund – Class I	0.69%	3.35%	9.78%	1.76%	1.76%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Small-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2,500 by full market capitalization and is float-adjusted market cap weighted.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 1, 2014

10	www.transparentvalue.com

Disclosure of Fund Expenses
March 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2014 through March 31, 2015.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. If transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expense Paid During Period October 1, 2014 to March 31, 2015(b)

Transparent Value Large-Cap Aggressive Fund
Class A
Actual	1.51%	$1,000.00	$1,062.90	$7.77
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,059.70	$10.84
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,063.60	$7.00
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,064.50	$5.71
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Large-Cap Defensive Fund
Class A
Actual	1.50%	$1,000.00	$1,066.60	$7.73
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.45	$7.54
Class C
Actual	2.10%	$1,000.00	$1,063.30	$10.80
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.46	$10.55
Class F-1
Actual	1.35%	$1,000.00	$1,066.70	$6.96
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.20	$6.79
Class I
Actual	1.10%	$1,000.00	$1,068.00	$5.67
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.45	$5.54

Semi-Annual Report | March 31, 2015 (Unaudited)	11

Disclosure of Fund Expenses
March 31, 2015 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expense Paid During Period October 1, 2014 to March 31, 2015(b)
Transparent Value Large-Cap Market Fund
Class A
Actual	1.51%	$1,000.00	$1,079.10	$7.83
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,075.10	$10.92
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,079.50	$7.05
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,081.20	$5.76
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Dividend Fund
Class A
Actual	1.50%	$1,000.00	$1,067.10	$7.73
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.45	$7.54
Class C
Actual	2.10%	$1,000.00	$1,064.10	$10.81
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.46	$10.55
Class F-1
Actual	1.35%	$1,000.00	$1,068.50	$6.96
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.20	$6.79
Class I
Actual	1.10%	$1,000.00	$1,070.20	$5.68
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.45	$5.54

Transparent Value Large-Cap Core Fund
Class A
Actual	1.51%	$1,000.00	$1,048.40	$7.71
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,045.00	$10.76
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,049.60	$6.95
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,051.20	$5.68
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

12	www.transparentvalue.com

Disclosure of Fund Expenses
March 31, 2015 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expense Paid During Period October 1, 2014 to March 31, 2015(b)
Transparent Value Large-Cap Growth Fund
Class A
Actual	1.51%	$1,000.00	$1,083.90	$7.85
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,081.30	$10.95
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,084.90	$7.07
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,085.60	$5.77
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Large-Cap Value Fund
Class A
Actual	1.50%	$1,000.00	$1,052.80	$7.68
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.45	$7.54
Class C
Actual	2.10%	$1,000.00	$1,046.20	$10.71
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.46	$10.55
Class F-1
Actual	1.35%	$1,000.00	$1,052.90	$6.91
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.20	$6.79
Class I
Actual	1.10%	$1,000.00	$1,054.30	$5.63
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.45	$5.54

Transparent Value Directional Allocation Fund
Class A
Actual	1.40%	$1,000.00	$1,011.20	$7.02
Hypothetical (5% return before expenses)	1.40%	$1,000.00	$1,017.95	$7.04
Class C
Actual	2.10%	$1,000.00	$1,007.60	$10.51
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.46	$10.55
Class F-1
Actual	1.35%	$1,000.00	$1,011.20	$6.77
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.20	$6.79
Class I
Actual	1.10%	$1,000.00	$1,012.60	$5.52
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.45	$5.54

Semi-Annual Report | March 31, 2015 (Unaudited)	13

Disclosure of Fund Expenses
March 31, 2015 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expense Paid During Period October 1, 2014 to March 31, 2015(b)
Transparent Value Small-Cap Fund
Class A
Actual	1.70%	$1,000.00	$1,095.10	$8.88
Hypothetical (5% return before expenses)	1.70%	$1,000.00	$1,016.45	$8.55
Class C
Actual	2.30%	$1,000.00	$1,092.10	$12.00
Hypothetical (5% return before expenses)	2.30%	$1,000.00	$1,013.46	$11.55
Class F-1
Actual	1.55%	$1,000.00	$1,096.20	$8.10
Hypothetical (5% return before expenses)	1.55%	$1,000.00	$1,017.20	$7.80
Class I
Actual	1.30%	$1,000.00	$1,097.80	$6.80
Hypothetical (5% return before expenses)	1.30%	$1,000.00	$1,018.45	$6.54

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

14	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 98.92%
Consumer Discretionary 17.64%
AMC Networks, Inc. - Class A(a)	4,221	$323,498
AutoNation, Inc.(a)	5,114	328,984
CarMax, Inc.(a)	4,102	283,079
Comcast Corp. - Class A	3,790	214,021
Expedia, Inc.	3,755	353,458
Foot Locker, Inc.	3,678	231,714
Lear Corp.	2,374	263,087
Lennar Corp. - Class A	8,414	435,929
MGM Resorts International(a)	9,669	203,339
Michael Kors Holdings, Ltd.(a)	4,447	292,390
The Priceline Group, Inc.(a)	261	303,843
TRW Automotive Holdings Corp.(a)	2,615	274,183
Twenty-First Century Fox, Inc. - Class A	5,445	184,259
The Walt Disney Co.	1,564	164,048
Wynn Resorts, Ltd.	1,265	159,238

		4,015,070

Consumer Staples 4.68%
Avon Products, Inc.	18,824	150,404
Coca-Cola Enterprises, Inc.	2,409	106,478
Herbalife, Ltd.(a)	7,199	307,829
Keurig Green Mountain, Inc.	1,484	165,807
Mead Johnson Nutrition Co.	1,600	160,848
Sprouts Farmers Market, Inc.(a)	4,947	174,283

		1,065,649

Energy 8.88%
Anadarko Petroleum Corp.	2,195	181,768
EOG Resources, Inc.	3,295	302,119
Hess Corp.	2,581	175,172
Oasis Petroleum, Inc.(a)	6,768	96,241
Oceaneering International, Inc.	3,852	207,738
Pioneer Natural Resources Co.	1,412	230,876
Schlumberger, Ltd.	2,215	184,820
SM Energy Co.	3,619	187,030
Valero Energy Corp.	7,142	454,374

		2,020,138

Financials 14.87%
Capital One Financial Corp.	2,690	212,026
CBRE Group, Inc. - Class A(a)	4,019	155,575
Citigroup, Inc.	2,304	118,702
Comerica, Inc.	3,319	149,786
Duke Realty Corp., REIT	8,038	174,987
The Goldman Sachs Group, Inc.	1,204	226,316
The Hartford Financial Services Group, Inc.	4,780	199,899
Huntington Bancshares, Inc.	10,126	111,892
KeyCorp	9,895	140,113
LPL Financial Holdings, Inc.	5,030	220,616
McGraw Hill Financial, Inc.	2,444	252,710
MetLife, Inc.	2,396	121,118
Moody’s Corp.	2,086	216,527
The PNC Financial Services Group, Inc.	1,811	168,858
Principal Financial Group, Inc.	3,978	204,350

	Shares	Value
Financials (continued)
Realogy Holdings Corp.(a)	4,692	$213,392
Regions Financial Corp.	24,377	230,363
T Rowe Price Group, Inc.	3,307	267,801

		3,385,031

Health Care 13.24%
AbbVie, Inc.	1,754	102,679
Actavis PLC(a)	814	242,263
Aetna, Inc.	2,021	215,297
Amgen, Inc.	1,844	294,763
Celgene Corp.(a)	963	111,015
Cerner Corp.(a)	2,462	180,366
The Cooper Cos., Inc.	634	118,824
Gilead Sciences, Inc.(a)	2,789	273,685
Hospira, Inc.(a)	2,652	232,952
McKesson Corp.	906	204,937
Medivation, Inc.(a)	2,525	325,902
Mettler-Toledo International, Inc.(a)	336	110,426
Salix Pharmaceuticals, Ltd.(a)	1,680	290,321
Tenet Healthcare Corp.(a)	2,657	131,548
Waters Corp.(a)	1,430	177,778

		3,012,756

Industrials 11.78%
B/E Aerospace, Inc.	3,921	249,454
The Boeing Co.	2,053	308,114
Delta Air Lines, Inc.	4,549	204,523
Fortune Brands Home & Security, Inc.	4,363	207,155
Genesee & Wyoming, Inc. - Class A(a)	2,903	279,966
Honeywell International, Inc.	2,771	289,043
Snap-on, Inc.	1,680	247,061
Stanley Black & Decker, Inc.	2,116	201,782
Trinity Industries, Inc.	6,343	225,240
United Continental Holdings, Inc.(a)	3,461	232,752
United Technologies Corp.	2,016	236,275

		2,681,365

Information Technology 22.37%
Alliance Data Systems Corp.(a)	1,247	369,424
Amphenol Corp. - Class A	3,836	226,055
Arrow Electronics, Inc.(a)	2,618	160,091
Avnet, Inc.	2,779	123,665
Cognizant Technology Solutions Corp. - Class A(a)	7,333	457,506
F5 Networks, Inc.(a)	1,232	141,606
FleetCor Technologies, Inc.(a)	1,769	266,977
Gartner, Inc.(a)	2,119	177,678
Google, Inc. - Class C(a)	521	285,508
Lam Research Corp.	2,935	206,140
LinkedIn Corp. - Class A(a)	1,560	389,782
Marvell Technology Group, Ltd.	18,711	275,052
Micron Technology, Inc.(a)	7,539	204,533
Rackspace Hosting, Inc.(a)	7,856	405,291
Red Hat, Inc.(a)	4,996	378,447
SanDisk Corp.	2,053	130,612
Trimble Navigation, Ltd.(a)	6,898	173,830

Semi-Annual Report | March 31, 2015 (Unaudited)	15

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund
March 31, 2015 (Unaudited)

	Shares	Value
Information Technology (continued)
Vantiv, Inc. - Class A(a)	9,732	$366,896
Visa, Inc. - Class A	3,850	251,829
Western Digital Corp.	1,107	100,748

		5,091,670

Materials 4.11%
Avery Dennison Corp.	3,486	184,444
Martin Marietta Materials, Inc.	2,179	304,624
Packaging Corp. of America	3,604	281,797
Reliance Steel & Aluminum Co.	2,714	165,771

		936,636

Telecommunication Services 0.57%
Level 3 Communications, Inc.(a)	2,412	129,862

Utilities 0.78%
MDU Resources Group, Inc.	8,354	178,274

TOTAL COMMON STOCKS (Cost $21,957,132)		22,516,451

EXCHANGE TRADED FUNDS 0.75%
SPDR® S&P 500® ETF Trust	826	170,511

TOTAL EXCHANGE TRADED FUNDS (Cost $172,679)		170,511

Total Investments -99.67% (Cost $22,129,811)		22,686,962

Other Assets in Excess of Liabilities - 0.33%		75,679

NET ASSETS - 100.00%		$22,762,641

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

See Notes to Financial Statements.

16	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Defensive Fund
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 99.78%
Consumer Discretionary 17.48%
Autoliv, Inc.	4,121	$485,330
Carter’s, Inc.	8,245	762,415
Darden Restaurants, Inc.	12,304	853,159
DIRECTV(a)	6,716	571,532
Family Dollar Stores, Inc.	6,800	538,832
The Home Depot, Inc.	6,591	748,804
The Madison Square Garden Co. -Class A(a)	10,171	860,975
McDonald’s Corp.	5,982	582,886
NVR, Inc.(a)	636	845,028
O’Reilly Automotive, Inc.(a)	3,704	800,953
Scripps Networks Interactive, Inc. -Class A	9,181	629,449
TRW Automotive Holdings Corp.(a)	4,024	421,917
Twenty-First Century Fox, Inc. - Class A	11,953	404,490
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,704	1,011,298
Williams-Sonoma, Inc.	12,796	1,019,969

		10,537,037

Consumer Staples 10.32%
The Clorox Co.	5,038	556,145
Constellation Brands, Inc., Class A	4,012	466,234
Costco Wholesale Corp.	3,945	597,648
CVS Health Corp.	6,632	684,489
The Estee Lauder Cos., Inc. - Class A	9,391	780,955
The Hershey Co.	5,689	574,077
Hormel Foods Corp.	10,996	625,123
Lorillard, Inc.	9,120	595,992
Monster Beverage Corp.(a)	3,946	546,107
Whole Foods Market, Inc.	15,243	793,855

		6,220,625

Energy 8.67%
Cabot Oil & Gas Corp.	18,705	552,359
Cameron International Corp.(a)	13,117	591,839
FMC Technologies, Inc.(a)	13,682	506,371
HollyFrontier Corp.	15,391	619,796
Kinder Morgan, Inc.	41,207	1,733,166
Marathon Petroleum Corp.	7,854	804,171
Southwestern Energy Co.(a)	18,133	420,504

		5,228,206

Financials 13.71%
Arch Capital Group, Ltd.(a)	12,813	789,281
Berkshire Hathaway, Inc. - Class B(a)	2,821	407,127
Camden Property Trust, REIT	5,407	422,449
Cincinnati Financial Corp.	15,005	799,466
CIT Group, Inc.	6,840	308,621
CME Group, Inc.	3,519	333,284
Crown Castle International Corp., REIT	9,038	745,997
Cullen/Frost Bankers, Inc.	3,090	213,457
First Republic Bank	3,666	209,292
Lamar Advertising Co. - Class A, REIT	4,470	264,937
M&T Bank Corp.	2,450	311,150

	Shares	Value
Financials (continued)
MSCI, Inc.	6,654	$407,957
The NASDAQ OMX Group, Inc.	7,948	404,871
Reinsurance Group of America, Inc.	8,793	819,420
SEI Investments Co.	8,003	352,852
Senior Housing Properties Trust, REIT	30,950	686,780
Simon Property Group, Inc., REIT	4,040	790,386

		8,267,327

Health Care 11.77%
AmerisourceBergen Corp.	9,074	1,031,441
Bristol-Myers Squibb Co.	4,524	291,798
Edwards Lifesciences Corp.(a)	6,060	863,308
Eli Lilly & Co.	4,526	328,814
Envision Healthcare Holdings, Inc.(a)	15,778	605,086
Johnson & Johnson	2,682	269,809
Mallinckrodt PLC(a)	5,747	727,857
Merck & Co., Inc.	5,033	289,297
Pfizer, Inc.	9,725	338,333
Quintiles Transnational Holdings, Inc.(a)	5,862	392,578
Sirona Dental Systems, Inc.(a)	8,316	748,357
UnitedHealth Group, Inc.	7,502	887,412
Zoetis, Inc.	6,940	321,253

		7,095,343

Industrials 8.51%
AGCO Corp.	13,534	644,760
CH Robinson Worldwide, Inc.	7,218	528,502
Deere & Co.	8,322	729,756
Expeditors International of Washington, Inc.	4,378	210,932
Illinois Tool Works, Inc.	2,762	268,301
Sensata Technologies Holding NV(a)	9,202	528,655
Stanley Black & Decker, Inc.	7,708	735,035
TransDigm Group, Inc.	3,430	750,209
Union Pacific Corp.	3,373	365,330
United Technologies Corp.	3,183	373,047

		5,134,527

Information Technology 18.53%
Activision Blizzard, Inc.	19,511	443,387
Amphenol Corp. - Class A	13,060	769,626
Apple, Inc.	5,014	623,892
Automatic Data Processing, Inc.	4,413	377,929
Broadcom Corp. - Class A	10,479	453,688
Cadence Design Systems, Inc.(a)	29,747	548,535
Citrix Systems, Inc.(a)	8,574	547,621
eBay, Inc.(a)	16,574	955,988
Equinix, Inc., REIT	2,733	636,379
Global Payments, Inc.	10,815	991,519
Harris Corp.	3,485	274,479
Intuit, Inc.	7,071	685,604
Juniper Networks, Inc.	28,528	644,162
Paychex, Inc.	10,749	533,312
QUALCOMM, Inc.	10,320	715,589
Synopsys, Inc.(a)	9,678	448,285
VeriSign, Inc.(a)	14,046	940,661

Semi-Annual Report | March 31, 2015 (Unaudited)	17

Schedule of Investments
Transparent Value Large-Cap Defensive Fund
March 31, 2015 (Unaudited)

	Shares	Value
Information Technology (continued)
Xilinx, Inc.	13,745	$581,414

		11,172,070

Materials 3.05%
FMC Corp.	8,397	480,728
International Paper Co.	8,651	480,044
Monsanto Co.	3,028	340,771
Rock-Tenn Co. - Class A	8,366	539,607

		1,841,150

Telecommunication Services 2.57%
SBA Communications Corp. - Class A(a)	6,550	767,005
Verizon Communications, Inc.	16,060	780,998

		1,548,003

Utilities 5.17%
DTE Energy Co.	10,543	850,715
Integrys Energy Group, Inc.	13,321	959,378
PPL Corp.	24,563	826,790
SCANA Corp.	8,723	479,678

		3,116,561

TOTAL COMMON STOCKS (Cost $57,824,936)		60,160,849

EXCHANGE TRADED FUNDS 0.08%
SPDR® S&P 500® ETF Trust	233	48,098

TOTAL EXCHANGE TRADED FUNDS (Cost $49,036)		48,098

Total Investments - 99.86% (Cost $57,873,972)		60,208,947

Other Assets in Excess of Liabilities - 0.14%		84,851

NET ASSETS - 100.00%		$60,293,798

(a)	Non-Income Producing Security

Abbreviations:

ETF	- Exchange Traded Fund
Ltd.	- Limited
PLC	- Public Limited Company
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor’s
SPDR	- Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

18	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Market Fund
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 99.65%
Consumer Discretionary 16.92%
Amazon.com, Inc.(a)	1,361	$506,428
AMC Networks, Inc. - Class A(a)	11,128	852,850
AutoNation, Inc.(a)	13,541	871,093
Chipotle Mexican Grill, Inc.(a)	852	554,260
Comcast Corp. - Class A	9,914	559,844
Darden Restaurants, Inc.	11,753	814,953
DIRECTV(a)	6,423	546,597
The Home Depot, Inc.	6,277	713,130
Lear Corp.	6,214	688,635
Lennar Corp. - Class A	22,065	1,143,188
Michael Kors Holdings, Ltd.(a)	11,760	773,220
Scripps Networks Interactive, Inc. - Class A	8,750	599,900
TRW Automotive Holdings Corp.(a)	6,864	719,690
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,490	979,016
Williams-Sonoma, Inc.	12,050	960,506

		11,283,310

Consumer Staples 7.91%
Church & Dwight Co., Inc.	3,682	314,516
Constellation Brands, Inc., Class A	3,812	442,993
CVS Health Corp.	6,357	656,106
The Estee Lauder Cos., Inc. - Class A	9,007	749,022
Hormel Foods Corp.	10,538	599,085
The Kroger Co.	5,173	396,562
Lorillard, Inc.	8,731	570,571
Monster Beverage Corp.(a)	3,577	495,039
Tyson Foods, Inc. - Class A	7,648	292,918
Whole Foods Market, Inc.	14,583	759,483

		5,276,295

Energy 8.46%
Cameron International Corp.(a)	12,386	558,856
EOG Resources, Inc.	8,547	783,675
Kinder Morgan, Inc.	39,527	1,662,506
Noble Corp. PLC	31,509	449,949
Oceaneering International, Inc.	10,124	545,987
SM Energy Co.	9,115	471,063
Valero Energy Corp.	18,405	1,170,926

		5,642,962

Financials 14.41%
Arch Capital Group, Ltd.(a)	12,154	748,686
Capital One Financial Corp.	6,978	550,006
Cincinnati Financial Corp.	14,332	763,609
Comerica, Inc.	7,689	347,005
Crown Castle International Corp., REIT	8,636	712,815
The Goldman Sachs Group, Inc.	3,124	587,218
KeyCorp	25,916	366,971
LPL Financial Holdings, Inc.	13,078	573,601
McGraw Hill Financial, Inc.	6,406	662,380
The PNC Financial Services Group, Inc.	4,621	430,862
Regions Financial Corp.	62,764	593,120
Reinsurance Group of America, Inc.	8,381	781,025

	Shares	Value
Financials (continued)
Senior Housing Properties Trust, REIT	29,683	$658,666
Simon Property Group, Inc., REIT	3,891	761,235
T Rowe Price Group, Inc.	8,577	694,566
US Bancorp	8,709	380,322

		9,612,087

Health Care 13.70%
AmerisourceBergen Corp.	8,763	996,090
Amgen, Inc.	4,918	786,142
Biogen, Inc.(a)	2,124	896,838
Edwards Lifesciences Corp.(a)	5,839	831,824
Eli Lilly & Co.	4,385	318,570
Envision Healthcare Holdings, Inc.(a)	11,848	454,371
Gilead Sciences, Inc.(a)	5,820	571,117
Hospira, Inc.(a)	6,936	609,258
Mallinckrodt PLC(a)	5,463	691,889
Medivation, Inc.(a)	4,352	561,713
Quintiles Transnational Holdings, Inc.(a)	5,637	377,510
Sirona Dental Systems, Inc.(a)	8,024	722,080
UnitedHealth Group, Inc.	7,250	857,602
Waters Corp.(a)	3,742	465,205

		9,140,209

Industrials 9.96%
AGCO Corp.	12,832	611,316
B/E Aerospace, Inc.	10,128	644,343
The Boeing Co.	5,337	800,977
CH Robinson Worldwide, Inc.	6,926	507,122
Genesee & Wyoming, Inc. - Class A(a)	7,558	728,894
Honeywell International, Inc.	7,219	753,014
Southwest Airlines Co.	12,844	568,989
Stanley Black & Decker, Inc.	7,339	699,847
TransDigm Group, Inc.	3,268	714,777
United Technologies Corp.	5,254	615,769

		6,645,048

Information Technology 19.45%
Amphenol Corp. - Class A	12,488	735,918
Arrow Electronics, Inc.(a)	6,867	419,917
Citrix Systems, Inc.(a)	8,313	530,951
eBay, Inc.(a)	15,760	909,037
Equinix, Inc., REIT	2,616	609,136
F5 Networks, Inc.(a)	3,285	377,578
Global Payments, Inc.	10,490	961,723
Intuit, Inc.	6,778	657,195
Juniper Networks, Inc.	27,246	615,215
Lam Research Corp.	7,795	547,482
Marvell Technology Group, Ltd.	49,046	720,976
QUALCOMM, Inc.	9,812	680,364
Red Hat, Inc.(a)	13,373	1,013,005
Trimble Navigation, Ltd.(a)	17,970	452,844
Twitter, Inc.(a)	12,993	650,689
Vantiv, Inc. - Class A(a)	26,026	981,180
VeriSign, Inc.(a)	13,334	892,978
Visa, Inc. - Class A	10,095	660,314

Semi-Annual Report | March 31, 2015 (Unaudited)	19

Schedule of Investments
Transparent Value Large-Cap Market Fund
March 31, 2015 (Unaudited)

	Shares	Value
Information Technology (continued)
Xilinx, Inc.	13,258	$560,813

		12,977,315

Materials 3.69%
Avery Dennison Corp.	9,186	486,031
FMC Corp.	8,026	459,489
Martin Marietta Materials, Inc.	5,570	778,686
Packaging Corp. of America	9,393	734,439

		2,458,645

Telecommunication Services 1.84%
SBA Communications Corp. - Class A(a)	4,129	483,506
Verizon Communications, Inc.	15,342	746,081

		1,229,587

Utilities 3.31%
Alliant Energy Corp.	11,113	700,119
Integrys Energy Group, Inc.	12,803	922,072
UGI Corp.	17,996	586,490

		2,208,681

TOTAL COMMON STOCKS (Cost $64,314,790)		66,474,139

EXCHANGE TRADED FUNDS 0.10%
SPDR® S&P 500® ETF Trust	323	66,677

TOTAL EXCHANGE TRADED FUNDS (Cost $67,971)		66,677

Total Investments - 99.75% (Cost $64,382,761)		66,540,816

Other Assets in Excess of Liabilities - 0.25%		166,738

NET ASSETS - 100.00%		$66,707,554

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

20	www.transparentvalue.com

Schedule of Investments
Transparent Value Dividend Fund
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 97.79%
Consumer Discretionary 11.24%
Autoliv, Inc.	2,909	$342,593
Carter’s, Inc.	1,817	168,018
Darden Restaurants, Inc.	9,164	635,432
DR Horton, Inc.	5,866	167,064
Foot Locker, Inc.	4,565	287,595
Harman International Industries, Inc.	1,173	156,748
The Home Depot, Inc.	2,975	337,990
Lear Corp.	1,405	155,702
Lowe’s Cos., Inc.	2,775	206,432
Marriott International, Inc. - Class A	1,925	154,616
Polaris Industries, Inc.	1,308	184,559
Ralph Lauren Corp.	1,878	246,957
Ross Stores, Inc.	1,397	147,188
Scripps Networks Interactive, Inc. - Class A	2,910	199,510
Tiffany & Co.	3,298	290,257
The TJX Cos., Inc.	2,483	173,934
Tupperware Brands Corp.	9,476	654,033
Williams-Sonoma, Inc.	3,327	265,195

		4,773,823

Consumer Staples 4.05%
Avon Products, Inc.	52,875	422,471
The Estee Lauder Cos., Inc. - Class A	2,366	196,756
The Hershey Co.	3,481	351,268
Hormel Foods Corp.	5,121	291,129
The Kroger Co.	2,311	177,161
Mondelez International, Inc., Class A	7,840	282,946

		1,721,731

Energy 6.84%
Devon Energy Corp.	4,514	272,240
HollyFrontier Corp.	13,249	533,537
Marathon Petroleum Corp.	3,357	343,723
Oceaneering International, Inc.	6,345	342,186
Phillips 66	5,767	453,286
Valero Energy Corp.	7,696	489,620
Western Refining, Inc.	9,529	470,637

		2,905,229

Financials 25.79%
Allied World Assurance Co. Holdings AG	9,121	368,488
American Campus Communities, Inc., REIT	14,830	635,762
Arthur J Gallagher & Co.	11,301	528,322
Assurant, Inc.	4,805	295,075
BlackRock, Inc.	1,069	391,083
Brown & Brown, Inc.	6,620	219,188
Capital One Financial Corp.	3,207	252,776
Cincinnati Financial Corp.	11,005	586,346
Essex Property Trust, Inc., REIT	1,893	435,201
Everest Re Group, Ltd.	1,987	345,738
Health Care REIT, Inc.	9,510	735,694
Hospitality Properties Trust, REIT	33,491	1,104,868

	Shares	Value
Financials (continued)
KeyCorp	21,572	$305,459
Liberty Property Trust, REIT	24,392	870,794
Moody’s Corp.	2,423	251,507
National Retail Properties, Inc., REIT	17,225	705,708
Regions Financial Corp.	33,059	312,407
Simon Property Group, Inc., REIT	2,573	503,382
T Rowe Price Group, Inc.	5,054	409,273
TD Ameritrade Holding Corp.	7,156	266,633
The Travelers Cos., Inc.	3,193	345,259
Ventas, Inc., REIT	7,430	542,539
Weyerhaeuser Co., REIT	16,337	541,572

		10,953,074

Health Care 1.64%
Agilent Technologies, Inc.	3,653	151,782
AmerisourceBergen Corp.	1,793	203,811
Amgen, Inc.	2,145	342,878

		698,471

Industrials 8.11%
AGCO Corp.	3,360	160,070
Alaska Air Group, Inc.	2,533	167,634
Emerson Electric Co.	9,611	544,175
Fastenal Co.	11,052	457,939
ITT Corp.	4,246	169,458
KAR Auction Services, Inc.	12,911	489,714
Regal-Beloit Corp.	2,429	194,126
Republic Services, Inc.	11,156	452,487
Snap-on, Inc.	1,664	244,708
Stanley Black & Decker, Inc.	3,658	348,827
Trinity Industries, Inc.	6,090	216,256

		3,445,394

Information Technology 4.81%
Broadcom Corp. - Class A	4,582	198,378
Marvell Technology Group, Ltd.	14,953	219,809
QUALCOMM, Inc.	5,359	371,593
SanDisk Corp.	2,991	190,287
Solera Holdings, Inc.	4,557	235,415
Xerox Corp.	26,518	340,756
Xilinx, Inc.	11,482	485,689

		2,041,927

Telecommunication Services 1.77%
Verizon Communications, Inc.	15,439	750,799

Utilities 33.54%
AGL Resources, Inc.	15,085	748,970
Atmos Energy Corp.	8,794	486,308
CenterPoint Energy, Inc.	38,711	790,091
Cleco Corp.	8,980	489,590
Consolidated Edison, Inc.	11,657	711,077
DTE Energy Co.	7,267	586,374
Duke Energy Corp.	9,196	706,069
Edison International	6,997	437,103
Entergy Corp.	9,473	734,063

Semi-Annual Report | March 31, 2015 (Unaudited)	21

Schedule of Investments
Transparent Value Dividend Fund
March 31, 2015 (Unaudited)

	Shares	Value
Utilities (continued)
Eversource Energy	11,268	$569,259
Great Plains Energy, Inc.	23,815	635,384
Integrys Energy Group, Inc.	8,680	625,134
ITC Holdings Corp.	7,304	273,389
MDU Resources Group, Inc.	26,557	566,726
NiSource, Inc.	9,926	438,332
NRG Energy, Inc.	17,753	447,198
OGE Energy Corp.	16,689	527,539
PG&E Corp.	10,980	582,709
SCANA Corp.	12,435	683,801
The Southern Co.	17,719	784,597
Vectren Corp.	12,672	559,342
Westar Energy, Inc.	16,784	650,548
Wisconsin Energy Corp.	11,674	577,863
Xcel Energy, Inc.	18,190	633,194

		14,244,660

TOTAL COMMON STOCKS (Cost $40,480,635)		41,535,108

EXCHANGE TRADED FUNDS 1.60%
iShares® Dow Jones® Select Dividend Index Fund	8,701	678,156

TOTAL EXCHANGE TRADED FUNDS (Cost $676,929)		678,156

Total Investments - 99.39% (Cost $41,157,564)		42,213,264

Other Assets in Excess of Liabilities - 0.61%		259,594

NET ASSETS - 100.00%		$42,472,858

Abbreviations:

AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

22	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Core Fund
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 98.98%
Consumer Discretionary 23.12%
Autoliv, Inc.	1,179	$138,851
AutoNation, Inc.(a)	1,985	127,695
Carter’s, Inc.	1,815	167,833
Chipotle Mexican Grill, Inc.(a)	236	153,527
DR Horton, Inc.	5,615	159,915
Foot Locker, Inc.	2,215	139,545
Fossil Group, Inc.(a)	1,415	116,667
Garmin, Ltd.	2,634	125,168
Groupon, Inc.(a)	14,885	107,321
Harman International Industries, Inc.	912	121,870
The Home Depot, Inc.	1,029	116,905
Lear Corp.	1,363	151,048
Lennar Corp. - Class A	3,411	176,724
The Madison Square Garden Co. - Class A(a)	1,529	129,430
MGM Resorts International(a)	5,955	125,234
Michael Kors Holdings, Ltd.(a)	2,592	170,424
O’Reilly Automotive, Inc.(a)	633	136,880
Polaris Industries, Inc.	877	123,745
The Priceline Group, Inc.(a)	132	153,668
Ross Stores, Inc.	1,121	118,108
Scripps Networks Interactive, Inc. - Class A	1,849	126,767
The TJX Cos., Inc.	1,936	135,617
Toll Brothers, Inc.(a)	3,607	141,899
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,056	159,298

		3,324,139

Consumer Staples 2.81%
The Hershey Co.	1,292	130,376
Mondelez International, Inc., Class A	3,731	134,652
Monster Beverage Corp.(a)	1,009	139,640

		404,668

Energy 5.26%
Ensco PLC - Class A	5,381	113,378
Marathon Petroleum Corp.	1,528	156,452
Noble Corp. PLC	11,379	162,492
Phillips 66	1,782	140,065
Valero Energy Corp.	2,891	183,925

		756,312

Financials 18.87%
ACE, Ltd.	1,087	121,190
Ally Financial, Inc.(a)	6,955	145,916
Arch Capital Group, Ltd.(a)	2,052	126,403
Arthur J Gallagher & Co.	3,813	178,258
Brown & Brown, Inc.	4,443	147,108
Capital One Financial Corp.	1,733	136,595
Cincinnati Financial Corp.	2,643	140,819
Comerica, Inc.	2,679	120,903
Everest Re Group, Ltd.	708	123,192
Health Care REIT, Inc.	1,752	135,535
Invesco, Ltd.	2,978	118,197

	Shares	Value
Financials (continued)
KeyCorp	9,287	$131,504
Kilroy Realty Corp., REIT	1,687	128,499
Liberty Property Trust, REIT	4,748	169,504
National Retail Properties, Inc., REIT	3,276	134,218
Regions Financial Corp.	13,910	131,449
Senior Housing Properties Trust, REIT	5,597	124,197
T Rowe Price Group, Inc.	1,478	119,688
The Travelers Cos., Inc.	1,360	147,057
Weyerhaeuser Co., REIT	4,030	133,594

		2,713,826

Health Care 8.37%
Alexion Pharmaceuticals, Inc.(a)	935	162,036
Amgen, Inc.	824	131,716
Biogen, Inc.(a)	341	143,984
Celgene Corp.(a)	1,395	160,816
Gilead Sciences, Inc.(a)	1,642	161,129
Illumina, Inc.(a)	847	157,237
Medivation, Inc.(a)	1,221	157,594
Regeneron Pharmaceuticals, Inc.(a)	287	129,575

		1,204,087

Industrials 12.63%
AGCO Corp.	2,890	137,679
American Airlines Group, Inc.	3,009	158,815
B/E Aerospace, Inc.	2,330	148,235
Chicago Bridge & Iron Co. NV	3,350	165,021
Cintas Corp.	1,847	150,771
Emerson Electric Co.	2,336	132,264
Genesee & Wyoming, Inc. - Class A(a)	1,353	130,483
Quanta Services, Inc.(a)	4,519	128,927
Republic Services, Inc.	3,405	138,107
Trinity Industries, Inc.	6,512	231,241
United Continental Holdings, Inc.(a)	2,215	148,959
United Rentals, Inc.(a)	1,592	145,127

		1,815,629

Information Technology 12.24%
Amphenol Corp. - Class A	2,585	152,334
Arrow Electronics, Inc.(a)	2,324	142,113
Cognizant Technology Solutions Corp. - Class A(a)	1,849	115,359
Electronic Arts, Inc.(a)	2,051	120,630
FleetCor Technologies, Inc.(a)	934	140,959
Gartner, Inc.(a)	1,968	165,017
Google, Inc. - Class C(a)	228	124,944
Marvell Technology Group, Ltd.	9,106	133,858
Micron Technology, Inc.(a)	5,152	139,774
Microsoft Corp.	2,831	115,094
NCR Corp.(a)	5,254	155,046
QUALCOMM, Inc.	1,807	125,297
Xerox Corp.	10,125	130,106

		1,760,531

Semi-Annual Report | March 31, 2015 (Unaudited)	23

Schedule of Investments
Transparent Value Large-Cap Core Fund
March 31, 2015 (Unaudited)

	Shares	Value
Materials 0.93%
Reliance Steel & Aluminum Co.	2,190	$133,765

Utilities 14.75%
AGL Resources, Inc.	3,482	172,881
Calpine Corp.(a)	6,869	157,094
CenterPoint Energy, Inc.	7,654	156,218
Consolidated Edison, Inc.	2,097	127,917
DTE Energy Co.	2,255	181,956
Duke Energy Corp.	1,815	139,356
Entergy Corp.	2,004	155,290
Eversource Energy	3,057	154,440
NRG Energy, Inc.	6,102	153,709
OGE Energy Corp.	5,164	163,234
The Southern Co.	3,146	139,305
UGI Corp.	3,705	120,746
Westar Energy, Inc.	4,152	160,932
Wisconsin Energy Corp.	2,793	138,253

		2,121,331

TOTAL COMMON STOCKS (Cost $14,069,539)		14,234,288

EXCHANGE TRADED FUNDS 0.34%
SPDR® S&P 500® ETF Trust	240	49,543

TOTAL EXCHANGE TRADED FUNDS (Cost $50,509)		49,543

Total Investments - 99.32% (Cost $14,120,048)		14,283,831

Other Assets in Excess of Liabilities - 0.68%		97,289

NET ASSETS - 100.00%		$14,381,120

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

S&P - Standard & Poor’s

See Notes to Financial Statements.

24	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Growth Fund
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 99.30%
Consumer Discretionary 28.72%
AutoNation, Inc.(a)	1,023	$65,810
Carter’s, Inc.	903	83,500
Chipotle Mexican Grill, Inc.(a)	117	76,113
Comcast Corp. - Class A	806	45,515
Discovery Communications, Inc. - Class A(a)	1,375	42,295
Dollar Tree, Inc.(a)	529	42,926
DR Horton, Inc.	2,793	79,545
Fossil Group, Inc.(a)	703	57,962
Groupon, Inc.(a)	7,403	53,376
Harman International Industries, Inc.	467	62,405
The Home Depot, Inc.	512	58,168
Lear Corp.	678	75,136
Lennar Corp. - Class A	1,696	87,870
LKQ Corp.(a)	1,925	49,203
Lowe’s Cos., Inc.	709	52,742
The Madison Square Garden Co. - Class A(a)	760	64,334
Michael Kors Holdings, Ltd.(a)	1,289	84,752
Mohawk Industries, Inc.(a)	295	54,796
NIKE, Inc. - Class B	476	47,757
O’Reilly Automotive, Inc.(a)	314	67,899
Polaris Industries, Inc.	436	61,520
The Priceline Group, Inc.(a)	65	75,670
Ross Stores, Inc.	557	58,685
Scripps Networks Interactive, Inc. - Class A	919	63,007
The TJX Cos., Inc.	963	67,458
Toll Brothers, Inc.(a)	1,794	70,576
Ulta Salon Cosmetics & Fragrance, Inc.(a)	525	79,196

		1,728,216

Consumer Staples 3.82%
The Estee Lauder Cos., Inc. - Class A	687	57,131
The Hershey Co.	643	64,885
Keurig Green Mountain, Inc.	341	38,100
Monster Beverage Corp.(a)	502	69,474

		229,590

Energy 7.60%
Cameron International Corp.(a)	901	40,653
EOG Resources, Inc.	548	50,246
FMC Technologies, Inc.(a)	1,511	55,922
Oasis Petroleum, Inc.(a)	3,175	45,149
Oceaneering International, Inc.	1,055	56,896
Range Resources Corp.	984	51,207
SM Energy Co.	1,086	56,125
Southwestern Energy Co.(a)	2,307	53,499
Tesoro Corp.	521	47,562

		457,259

Financials 11.62%
Affiliated Managers Group, Inc.(a)	191	41,023
Ally Financial, Inc.(a)	3,459	72,570
American Express Co.	629	49,137

	Shares	Value
Financials (continued)
Arch Capital Group, Ltd.(a)	1,020	$62,832
AvalonBay Communities, Inc., REIT	278	48,442
BlackRock, Inc.	155	56,705
CBRE Group, Inc. - Class A(a)	1,537	59,497
Everest Re Group, Ltd.	352	61,248
Franklin Resources, Inc.	999	51,269
PartnerRe, Ltd.	396	45,275
Realogy Holdings Corp.(a)	1,120	50,938
RenaissanceRe Holdings, Ltd.	407	40,590
T Rowe Price Group, Inc.	735	59,520

		699,046

Health Care 12.63%
Alexion Pharmaceuticals, Inc.(a)	465	80,585
Amgen, Inc.	410	65,539
Biogen, Inc.(a)	169	71,359
Celgene Corp.(a)	693	79,889
DaVita HealthCare Partners, Inc.(a)	690	56,083
Edwards Lifesciences Corp.(a)	383	54,562
Gilead Sciences, Inc.(a)	817	80,172
Illumina, Inc.(a)	421	78,154
Medivation, Inc.(a)	607	78,345
Regeneron Pharmaceuticals, Inc.(a)	143	64,562
Universal Health Services, Inc. - Class B	433	50,968

		760,218

Industrials 18.03%
American Airlines Group, Inc.	1,496	78,959
AMETEK, Inc.	916	48,127
Avis Budget Group, Inc.(a)	663	39,127
B/E Aerospace, Inc.	1,159	73,736
The Boeing Co.	313	46,975
CH Robinson Worldwide, Inc.	663	48,545
Chicago Bridge & Iron Co. NV	1,666	82,067
Fastenal Co.	1,282	53,120
Genesee & Wyoming, Inc. - Class A(a)	673	64,904
IDEX Corp.	657	49,820
JB Hunt Transport Services, Inc.	540	46,113
Quanta Services, Inc.(a)	2,218	63,280
Sensata Technologies Holding NV(a)	916	52,624
Snap-on, Inc.	357	52,500
Southwest Airlines Co.	1,257	55,685
Union Pacific Corp.	405	43,866
United Continental Holdings, Inc.(a)	1,101	74,042
United Rentals, Inc.(a)	792	72,199
Wabtec Corp.	412	39,144

		1,084,833

Information Technology 13.44%
Amphenol Corp. - Class A	1,285	75,725
Apple, Inc.	377	46,910
Cognizant Technology Solutions Corp. - Class A(a)	919	57,336
Electronic Arts, Inc.(a)	1,020	59,991
FleetCor Technologies, Inc.(a)	555	83,761
Gartner, Inc.(a)	979	82,089

Semi-Annual Report | March 31, 2015 (Unaudited)	25

Schedule of Investments
Transparent Value Large-Cap Growth Fund
March 31, 2015 (Unaudited)

	Shares	Value
Information Technology (continued)
Google, Inc. - Class C(a)	113	$61,924
Jack Henry & Associates, Inc.	574	40,117
Mastercard, Inc. - Class A	639	55,203
Micron Technology, Inc.(a)	2,562	69,507
QUALCOMM, Inc.	898	62,267
Skyworks Solutions, Inc.	550	54,060
Xilinx, Inc.	1,406	59,474

		808,364

Materials 2.14%
LyondellBasell Industries - Class A	483	42,407
Monsanto Co.	388	43,666
Rock-Tenn Co. - Class A	658	42,441

		128,514

Utilities 1.30%
Calpine Corp.(a)	3,416	78,124

TOTAL COMMON STOCKS (Cost $5,662,942)		5,974,164

Total Investments - 99.30% (Cost $5,662,942)		5,974,164

Other Assets in Excess of Liabilities - 0.70%		42,405

NET ASSETS - 100.00%		$6,016,569

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

26	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Value Fund
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 96.40%
Consumer Discretionary 7.70%
Autoliv, Inc.	442	$52,054
Dillard’s, Inc. - Class A	302	41,226
Foot Locker, Inc.	892	56,196
The Gap, Inc.	909	39,387
Garmin, Ltd.	990	47,045
Genuine Parts Co.	463	43,147
MGM Resorts International(a)	2,404	50,556
PulteGroup, Inc.	2,070	46,016

		375,627

Consumer Staples 1.89%
Mondelez International, Inc., Class A	1,402	50,598
Tyson Foods, Inc. - Class A	1,086	41,594

		92,192

Energy 5.89%
Ensco PLC - Class A	2,024	42,646
Marathon Petroleum Corp.	602	61,639
Noble Corp. PLC	4,297	61,361
Phillips 66	670	52,662
Valero Energy Corp.	1,086	69,091

		287,399

Financials 34.48%
ACE, Ltd.	408	45,488
Aflac, Inc.	565	36,166
American Realty Capital Properties, Inc., REIT	3,888	38,297
Arthur J Gallagher & Co.	1,368	63,954
Axis Capital Holdings, Ltd.	682	35,178
Brown & Brown, Inc.	1,762	58,340
Camden Property Trust, REIT	518	40,471
Capital One Financial Corp.	651	51,312
Cincinnati Financial Corp.	1,039	55,358
Citigroup, Inc.	723	37,249
CME Group, Inc.	434	41,104
Comerica, Inc.	1,006	45,401
Cullen/Frost Bankers, Inc.	550	37,994
DDR Corp., REIT	1,936	36,048
Discover Financial Services	591	33,303
The Hartford Financial Services Group, Inc.	963	40,273
Health Care REIT, Inc.	690	53,378
Invesco, Ltd.	1,077	42,746
KeyCorp	3,353	47,479
Kilroy Realty Corp., REIT	669	50,958
Liberty Property Trust, REIT	1,877	67,009
Loews Corp.	868	35,440
MetLife, Inc.	726	36,699
The NASDAQ OMX Group, Inc.	896	45,642
National Retail Properties, Inc., REIT	1,298	53,179
Principal Financial Group, Inc.	842	43,254
Prudential Financial, Inc.	428	34,373
Realty Income Corp., REIT	865	44,634
Regions Financial Corp.	5,000	47,250

	Shares	Value
Financials (continued)
Reinsurance Group of America, Inc.	449	$41,842
Senior Housing Properties Trust, REIT	2,225	49,373
State Street Corp.	514	37,794
The Travelers Cos., Inc.	539	58,282
UDR, Inc., REIT	1,167	39,713
US Bancorp	785	34,281
Weingarten Realty Investors, REIT	1,027	36,951
Weyerhaeuser Co., REIT	1,514	50,189
WP Carey, Inc., REIT	523	35,564

		1,681,966

Health Care 0.80%
Pfizer, Inc.	1,120	38,965

Industrials 11.03%
AGCO Corp.	1,086	51,737
Cintas Corp.	694	56,651
Emerson Electric Co.	877	49,656
Honeywell International, Inc.	406	42,350
Norfolk Southern Corp.	349	35,919
Parker-Hannifin Corp.	313	37,178
Republic Services, Inc.	1,342	54,432
Rockwell Automation, Inc.	333	38,625
Trinity Industries, Inc.	2,530	89,840
United Technologies Corp.	368	43,130
Waste Management, Inc.	715	38,774

		538,292

Information Technology 10.89%
Amdocs, Ltd.	661	35,958
Arrow Electronics, Inc.(a)	868	53,078
Avnet, Inc.	795	35,378
Cadence Design Systems, Inc.(a)	2,133	39,333
Marvell Technology Group, Ltd.	3,600	52,920
Microchip Technology, Inc.	698	34,132
Microsoft Corp.	1,064	43,257
NCR Corp.(a)	2,089	61,646
Symantec Corp.	1,696	39,627
The Western Union Co.	2,186	45,491
Xerox Corp.	3,805	48,894
Yahoo! Inc.(a)	940	41,769

		531,483

Materials 3.28%
Alcoa, Inc.	2,701	34,897
Avery Dennison Corp.	751	39,735
Eastman Chemical Co.	509	35,253
Reliance Steel & Aluminum Co.	823	50,269

		160,154

Utilities 20.44%
AGL Resources, Inc.	1,368	67,921
Alliant Energy Corp.	653	41,139
American Electric Power Co., Inc.	640	36,000
CenterPoint Energy, Inc.	2,876	58,699
Consolidated Edison, Inc.	788	48,068

Semi-Annual Report | March 31, 2015 (Unaudited)	27

Schedule of Investments
Transparent Value Large-Cap Value Fund
March 31, 2015 (Unaudited)

	Shares	Value
Utilities (continued)
DTE Energy Co.	885	$71,411
Duke Energy Corp.	716	54,974
Entergy Corp.	792	61,372
Eversource Energy	1,217	61,483
Exelon Corp.	1,211	40,702
NextEra Energy, Inc.	444	46,198
NRG Energy, Inc.	2,293	57,761
OGE Energy Corp.	1,940	61,323
Pinnacle West Capital Corp.	609	38,824
Public Service Enterprise Group, Inc.	916	38,399
The Southern Co.	1,181	52,295
UGI Corp.	1,392	45,365
Westar Energy, Inc.	1,636	63,411
Wisconsin Energy Corp.	1,042	51,579

		996,924

TOTAL COMMON STOCKS (Cost $4,591,042)		4,703,002

EXCHANGE TRADED FUNDS 2.11%
iShares® S&P 500® Value ETF	1,112	102,927

TOTAL EXCHANGE TRADED FUNDS
(Cost $104,882)		102,927

Total Investments - 98.51% (Cost $4,695,924)		4,805,929

Other Assets in Excess of Liabilities - 1.49%		72,546

NET ASSETS - 100.00%		$4,878,475

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

28	www.transparentvalue.com

Schedule of Investments
Transparent Value Directional Allocation Fund
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 99.33%
Consumer Discretionary 17.34%
Amazon.com, Inc.(a)	18,258	$6,793,802
AMC Networks, Inc. - Class A(a)	312,846	23,976,517
AutoNation, Inc.(a)	381,644	24,551,158
CarMax, Inc.(a)	162,227	11,195,285
Chipotle Mexican Grill, Inc.(a)	11,340	7,377,124
Comcast Corp. - Class A	281,676	15,906,244
Darden Restaurants, Inc.	158,093	10,962,169
DIRECTV(a)	85,779	7,299,793
Expedia, Inc.	148,553	13,983,294
Foot Locker, Inc.	147,029	9,262,827
The Home Depot, Inc.	84,193	9,565,167
Lear Corp.	176,336	19,541,555
Lennar Corp. - Class A	634,568	32,876,968
MGM Resorts International(a)	382,690	8,047,971
Michael Kors Holdings, Ltd.(a)	333,252	21,911,319
The Priceline Group, Inc.(a)	10,232	11,911,583
Scripps Networks Interactive, Inc. - Class A	116,897	8,014,458
TRW Automotive Holdings Corp.(a)	194,782	20,422,893
Twenty-First Century Fox, Inc. - Class A	214,268	7,250,829
Ulta Salon Cosmetics & Fragrance, Inc.(a)	86,501	13,048,676
The Walt Disney Co.	61,841	6,486,502
Williams-Sonoma, Inc.	161,156	12,845,745
Wynn Resorts, Ltd.	51,194	6,444,301

		309,676,180

Consumer Staples 6.27%
Avon Products, Inc.	730,022	5,832,876
Church & Dwight Co., Inc.	49,247	4,206,679
Coca-Cola Enterprises, Inc.	95,375	4,215,575
Constellation Brands, Inc., Class A	50,811	5,904,746
CVS Health Corp.	84,899	8,762,426
The Estee Lauder Cos., Inc. - Class A	119,938	9,974,044
Herbalife, Ltd.(a)	281,074	12,018,724
Hormel Foods Corp.	140,552	7,990,381
Keurig Green Mountain, Inc.	57,694	6,446,151
The Kroger Co.	68,708	5,267,155
Lorillard, Inc.	116,927	7,641,180
Mead Johnson Nutrition Co.	62,586	6,291,771
Monster Beverage Corp.(a)	47,484	6,571,548
Sprouts Farmers Market, Inc.(a)	193,393	6,813,235
Tyson Foods, Inc. - Class A	102,636	3,930,959
Whole Foods Market, Inc.	194,789	10,144,611

		112,012,061

Energy 8.60%
Anadarko Petroleum Corp.	85,034	7,041,666
Cameron International Corp.(a)	165,345	7,460,366
EOG Resources, Inc.	239,865	21,993,222
Hess Corp.	99,164	6,730,261
Kinder Morgan, Inc.	528,490	22,228,289
Noble Corp. PLC	429,598	6,134,660
Oasis Petroleum, Inc.(a)	260,467	3,703,841

	Shares	Value
Energy (continued)
Oceaneering International, Inc.	286,014	$15,424,735
Pioneer Natural Resources Co.	55,322	9,045,700
Schlumberger, Ltd.	86,503	7,217,810
SM Energy Co.	255,885	13,224,137
Valero Energy Corp.	525,012	33,401,263

		153,605,950

Financials 14.55%
Arch Capital Group, Ltd.(a)	162,479	10,008,706
Capital One Financial Corp.	199,081	15,691,564
CBRE Group, Inc. - Class A(a)	158,083	6,119,393
Cincinnati Financial Corp.	190,972	10,174,988
Citigroup, Inc.	88,801	4,575,027
Comerica, Inc.	230,618	10,407,790
Crown Castle International Corp., REIT	115,944	9,570,018
Duke Realty Corp., REIT	316,613	6,892,665
The Goldman Sachs Group, Inc.	88,758	16,683,841
The Hartford Financial Services Group, Inc.	187,128	7,825,693
Huntington Bancshares, Inc.	394,925	4,363,921
KeyCorp	730,254	10,340,397
LPL Financial Holdings, Inc.	365,518	16,031,619
McGraw Hill Financial, Inc.	180,919	18,707,025
MetLife, Inc.	92,860	4,694,073
Moody’s Corp.	81,882	8,499,352
The PNC Financial Services Group, Inc.	130,899	12,205,023
Principal Financial Group, Inc.	154,688	7,946,323
Realogy Holdings Corp.(a)	183,221	8,332,891
Regions Financial Corp.	1,773,429	16,758,904
Reinsurance Group of America, Inc.	112,099	10,446,506
Senior Housing Properties Trust,REIT	397,408	8,818,484
Simon Property Group, Inc., REIT	51,839	10,141,782
T Rowe Price Group, Inc.	243,117	19,687,615
US Bancorp	115,918	5,062,139

		259,985,739

Health Care 13.49%
AbbVie, Inc.	70,367	4,119,284
Actavis PLC(a)	32,118	9,558,959
Aetna, Inc.	80,360	8,560,751
AmerisourceBergen Corp.	116,227	13,211,523
Amgen, Inc.	138,209	22,092,709
Biogen, Inc.(a)	28,366	11,977,260
Celgene Corp.(a)	38,482	4,436,205
Cerner Corp.(a)	100,070	7,331,128
The Cooper Cos., Inc.	25,008	4,686,999
Edwards Lifesciences Corp.(a)	77,575	11,051,334
Eli Lilly & Co.	58,098	4,220,820
Envision Healthcare Holdings, Inc.(a)	158,519	6,079,204
Gilead Sciences, Inc.(a)	188,022	18,450,599
Hospira, Inc.(a)	196,803	17,287,175
Mallinckrodt PLC(a)	73,079	9,255,455
McKesson Corp.	35,159	7,952,966

Semi-Annual Report | March 31, 2015 (Unaudited)	29

Schedule of Investments
Transparent Value Directional Allocation Fund
March 31, 2015 (Unaudited)

	Shares	Value
Health Care (continued)
Medivation, Inc.(a)	157,763	$20,362,470
Mettler-Toledo International, Inc.(a)	13,389	4,400,295
Quintiles Transnational Holdings, Inc.(a)	74,969	5,020,674
Salix Pharmaceuticals, Ltd.(a)	66,503	11,492,383
Sirona Dental Systems, Inc.(a)	107,339	9,659,437
Tenet Healthcare Corp.(a)	105,256	5,211,225
UnitedHealth Group, Inc.	96,579	11,424,330
Waters Corp.(a)	105,285	13,089,031

		240,932,216

Industrials 10.90%
AGCO Corp.	170,651	8,129,814
B/E Aerospace, Inc.	290,781	18,499,487
The Boeing Co.	151,783	22,779,593
CH Robinson Worldwide, Inc.	92,212	6,751,763
Delta Air Lines, Inc.	184,788	8,308,069
Fortune Brands Home & Security, Inc.	174,367	8,278,945
Genesee & Wyoming, Inc. - Class A(a)	216,587	20,887,650
Honeywell International, Inc.	204,878	21,370,824
Snap-on, Inc.	66,014	9,708,019
Southwest Airlines Co.	170,961	7,573,572
Stanley Black & Decker, Inc.	181,364	17,294,871
TransDigm Group, Inc.	44,081	9,641,396
Trinity Industries, Inc.	243,726	8,654,710
United Continental Holdings, Inc.(a)	138,345	9,303,701
United Technologies Corp.	149,743	17,549,880

		194,732,294

Information Technology 21.04%
Alliance Data Systems Corp.(a)	48,744	14,440,410
Amphenol Corp. - Class A	317,236	18,694,718
Arrow Electronics, Inc.(a)	194,596	11,899,545
Avnet, Inc.	109,238	4,861,091
Citrix Systems, Inc.(a)	110,723	7,071,878
Cognizant Technology Solutions Corp. - Class A(a)	290,234	18,107,699
eBay, Inc.(a)	210,123	12,119,895
Equinix, Inc., REIT	34,968	8,142,299
F5 Networks, Inc.(a)	93,788	10,779,993
FleetCor Technologies, Inc.(a)	78,948	11,914,832
Gartner, Inc.(a)	83,533	7,004,242
Global Payments, Inc.	139,482	12,787,710
Google, Inc. - Class C(a)	20,461	11,212,628
Intuit, Inc.	90,798	8,803,774
Juniper Networks, Inc.	366,423	8,273,831
Lam Research Corp.	218,167	15,322,959
LinkedIn Corp. - Class A(a)	61,404	15,342,403
Marvell Technology Group, Ltd.	1,404,020	20,639,094
Micron Technology, Inc.(a)	295,785	8,024,647
QUALCOMM, Inc.	131,746	9,135,268
Rackspace Hosting, Inc.(a)	310,611	16,024,422
Red Hat, Inc.(a)	380,019	28,786,439
SanDisk Corp.	81,832	5,206,152

	Shares	Value
Information Technology (continued)
Trimble Navigation, Ltd.(a)	512,291	$12,909,733
Twitter, Inc.(a)	172,006	8,614,061
Vantiv, Inc. - Class A(a)	726,373	27,384,262
VeriSign, Inc.(a)	179,658	12,031,696
Visa, Inc. - Class A	285,208	18,655,455
Western Digital Corp.	45,114	4,105,825
Xilinx, Inc.	176,044	7,446,661

		375,743,622

Materials 3.88%
Avery Dennison Corp.	258,744	13,690,145
FMC Corp.	107,206	6,137,543
Martin Marietta Materials, Inc.	159,906	22,354,859
Packaging Corp. of America	266,940	20,872,039
Reliance Steel & Aluminum Co.	103,219	6,304,616

		69,359,202

Telecommunication Services 1.21%
Level 3 Communications, Inc.(a)	94,451	5,085,242
SBA Communications Corp. - Class A(a)	55,440	6,492,024
Verizon Communications, Inc.	205,189	9,978,341

		21,555,607

Utilities 2.05%
Alliant Energy Corp.	148,983	9,385,929
Integrys Energy Group, Inc.	170,860	12,305,337
MDU Resources Group, Inc.	326,440	6,966,230
UGI Corp.	242,802	7,912,917

		36,570,413

TOTAL COMMON STOCKS (Cost $1,784,179,793)		1,774,173,284

EXCHANGE TRADED FUNDS 0.65%
SPDR® S&P 500® ETF Trust	56,402	11,643,065

TOTAL EXCHANGE TRADED FUNDS (Cost $11,867,996)		11,643,065

Total Investments - 99.98% (Cost $1,796,047,789)		1,785,816,349

Other Assets in Excess of Liabilities - 0.02%		415,748

NET ASSETS - 100.00%		$1,786,232,097

30	www.transparentvalue.com

Schedule of Investments
Transparent Value Directional Allocation Fund
March 31, 2015 (Unaudited)

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015 (Unaudited)	31

Schedule of Investments
Transparent Value Small-Cap Fund
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 94.56%
Consumer Discretionary 17.94%
Abercrombie & Fitch Co. - Class A	805	$17,742
American Axle & Manufacturing Holdings, Inc.(a)	1,042	26,915
DSW, Inc., Class A	475	17,518
Francesca’s Holdings Corp.(a)	1,717	30,563
GNC Holdings, Inc. - Class A	359	17,616
Guess?, Inc.	904	16,806
Iconix Brand Group, Inc.(a)	772	25,993
National CineMedia, Inc.	972	14,677
Outerwall, Inc.	247	16,332
Papa John’s International, Inc.	515	31,832
Service Corp. International	905	23,575
Sinclair Broadcast Group, Inc. - Class A	1,038	32,604
Six Flags Entertainment Corp.	491	23,769
Sotheby’s	616	26,032
Steven Madden, Ltd.(a)	477	18,126
Sturm Ruger & Co., Inc.	374	18,562
Tempur Sealy International, Inc.(a)	303	17,495
Tenneco, Inc.(a)	353	20,269
Tupperware Brands Corp.	460	31,749
Visteon Corp.(a)	325	31,330

		459,505

Energy 2.52%
Cloud Peak Energy, Inc.(a)	2,912	16,948
Oil States International, Inc.(a)	434	17,260
Western Refining, Inc.	615	30,375

		64,583

Financials 28.78%
Allied World Assurance Co. Holdings AG	755	30,502
American Equity Investment Life Holding Co.	1,012	29,480
Ashford Hospitality Trust, Inc., REIT	1,976	19,009
Aspen Insurance Holdings, Ltd.	545	25,740
BBCN Bancorp, Inc.	1,703	24,642
CBL & Associates Properties, Inc., REIT	1,278	25,304
CBOE Holdings, Inc.	347	19,920
Cedar Realty Trust, Inc., REIT	2,595	19,437
DuPont Fabros Technology, Inc., REIT	546	17,843
Equity Commonwealth, REIT(a)	676	17,948
EverBank Financial Corp.	1,011	18,228
Evercore Partners, Inc. - Class A	543	28,051
Ezcorp, Inc. - Class A(a)	1,984	18,114
First Niagara Financial Group, Inc.	2,109	18,644
FNB Corp.	1,613	21,195
Hancock Holding Co.	705	21,051
Home Properties, Inc., REIT	373	25,845
Hospitality Properties Trust, REIT	861	28,404
Inland Real Estate Corp., REIT	1,689	18,055
Investment Technology Group, Inc.(a)	1,165	35,311
Lexington Realty Trust, REIT	2,010	19,758
Maiden Holdings, Ltd.	1,635	24,247
Montpelier Re Holdings, Ltd.	497	19,105
Ocwen Financial Corp.(a)	2,640	21,780

	Shares	Value
Financials (continued)
OFG Bancorp	1,319	$21,526
Popular, Inc.(a)	535	18,399
Post Properties, Inc., REIT	506	28,807
Symetra Financial Corp.	867	20,340
TrustCo Bank Corp. NY	4,179	28,752
Trustmark Corp.	691	16,778
Waddell & Reed Financial, Inc. -Class A	324	16,051
Walter Investment Management Corp.(a)	1,129	18,233
Wilshire Bancorp, Inc.	2,064	20,578

		737,077

Health Care 4.01%
Cambrex Corp.(a)	611	24,214
Meridian Bioscience, Inc.	1,090	20,797
PAREXEL International Corp.(a)	419	28,907
United Therapeutics Corp.(a)	166	28,624

		102,542

Industrials 14.77%
Actuant Corp. - Class A	1,118	26,541
Alaska Air Group, Inc.	430	28,457
Barnes Group, Inc.	600	24,294
Deluxe Corp.	351	24,317
Federal Signal Corp.	1,529	24,143
Generac Holdings, Inc.(a)	330	16,068
ITT Corp.	767	30,611
Landstar System, Inc.	386	25,592
Matson, Inc.	532	22,429
Mueller Water Products, Inc. - Class A	2,218	21,847
Regal-Beloit Corp.	371	29,650
RR Donnelley & Sons Co.	1,473	28,267
Terex Corp.	957	25,447
Trex Co. Inc(a)	500	27,265
Wabash National Corp.(a)	1,660	23,406

		378,334

Information Technology 24.77%
ARRIS Group, Inc.(a)	902	26,063
Aspen Technology, Inc.(a)	922	35,488
Blackhawk Network Holdings, Inc., Class B(a)	795	28,262
Blucora, Inc.(a)	1,959	26,760
Broadridge Financial Solutions, Inc.	388	21,344
CDW Corp.	932	34,708
Dice Holdings, Inc.(a)	2,105	18,777
Diebold, Inc.	857	30,389
DST Systems, Inc.	152	16,828
Genpact, Ltd.(a)	1,013	23,552
Lexmark International, Inc. - Class A	750	31,755
Manhattan Associates, Inc.(a)	553	27,987
MAXIMUS, Inc.	496	33,113
Methode Electronics, Inc.	931	43,794
NeuStar, Inc. - Class A(a)	1,510	37,176
NIC, Inc.	1,668	29,474
OmniVision Technologies, Inc.(a)	758	19,989
Progress Software Corp.(a)	747	20,296

32	www.transparentvalue.com

Schedule of Investments
Transparent Value Small-Cap Fund
March 31, 2015 (Unaudited)

	Shares	Value
Information Technology (continued)
Rambus, Inc.(a)	1,942	$24,421
Rovi Corp.(a)	1,034	18,829
Teradyne, Inc.	1,094	20,622
Web.com Group, Inc.(a)	1,959	37,123
WebMD Health Corp.(a)	628	27,528

		634,278

Materials 0.74%
AptarGroup, Inc.	298	18,929

Utilities 1.03%
New Jersey Resources Corp.	852	26,463

TOTAL COMMON STOCKS (Cost $2,334,920)		2,421,711

EXCHANGE TRADED FUNDS 1.95%
iShares® Russell 2000® ETF	402	49,989

TOTAL EXCHANGE TRADED FUNDS (Cost $49,137)		49,989

Total Investments - 96.51% (Cost $2,384,057)		2,471,700

Other Assets in Excess of Liabilities - 3.49%		89,467

NET ASSETS - 100.00%		$2,561,167

(a)	Non-Income Producing Security

Abbreviations:

AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015 (Unaudited)	33

Statements of Assets and Liabilities
March 31, 2015 (Unaudited)

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund
ASSETS:
Investment securities, at cost	$22,129,811	$57,873,972	$64,382,761

Investment securities, at value	$22,686,962	$60,208,947	$66,540,816
Cash	169,395	107,750	–
Dividends receivable	13,601	77,095	32,722
Receivable for securities sold	–	72,538	640,349
Receivable for capital shares sold	–	16,748	20,000
Other assets	27,544	28,122	28,076
Total Assets	22,897,502	60,511,200	67,261,963

LIABILITIES:
Payable to custodian	–	–	61,524
Payable for capital shares redeemed	3,014	123,718	385,823
Payable for securities purchased	91,819	–	–
Accrued expenses:
Payable for investment adviser fees	4,855	37,774	41,806
Payable for administration fees	1,762	3,443	3,478
Payable for distribution and services fees	5,343	22,248	24,324
Payable for trustees’ fees	4,163	4,163	4,163
Payable for Chief Compliance Officer fees	1,091	1,091	1,091
Accrued expenses and other payables	22,814	24,965	32,200
Total Liabilities	134,861	217,402	554,409
Net Assets	$22,762,641	$60,293,798	$66,707,554

NET ASSETS CONSIST OF:
Paid-in capital	$21,867,312	$56,351,306	$62,698,051
Accumulated net investment income (loss)	(54,664)	115,611	9,502
Accumulated net realized gain on investments	392,842	1,491,906	1,841,946
Net unrealized appreciation on investments	557,151	2,334,975	2,158,055
Net Assets	$22,762,641	$60,293,798	$66,707,554

PRICING OF CLASS A SHARES:
Net assets	$2,052,462	$9,997,042	$8,535,088
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	272,302	897,312	823,413
Net assets value, offering and redemption price per share	$7.54	$11.14	$10.37

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$8.00	$11.82	$11.00

PRICING OF CLASS C SHARES:
Net assets	$1,541,743	$14,799,924	$16,766,409
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	210,464	1,335,890	1,641,958
Net assets value, offering and redemption price per share	$7.33	$11.08	$10.21

PRICING OF CLASS F-1 SHARES:
Net assets	$14,002,428	$18,976,414	$19,365,330
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,826,445	1,677,515	1,829,069
Net assets value, offering and redemption price per share	$7.67	$11.31	$10.59

PRICING OF CLASS I SHARES:
Net assets	$5,166,008	$16,520,418	$22,040,727
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	662,606	1,448,775	2,052,807
Net assets value, offering and redemption price per share	$7.80	$11.40	$10.74

See Notes to Financial Statements.
34	www.transparentvalue.com

Statements of Assets and Liabilities
March 31, 2015 (Unaudited)

	Transparent Value Dividend Fund	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund
ASSETS:
Investment securities, at cost	$41,157,564	$14,120,048	$5,662,942

Investment securities, at value	$42,213,264	$14,283,831	$5,974,164
Cash	–	75,301	27,042
Dividends receivable	74,899	11,768	2,154
Receivable for securities sold	1,429,544	–	–
Receivable for capital shares sold	2,463	–	–
Receivable due from Adviser	–	3,246	10,669
Other assets	39,395	37,480	38,096
Total Assets	43,759,565	14,411,626	6,052,125

LIABILITIES:
Payable to custodian	11,980	–	–
Loan payable	462,000	–	–
Interest due on loan payable	43	–	–
Payable for capital shares redeemed	64,046	1,156	6,626
Payable for securities purchased	676,929	–	–
Accrued expenses:
Payable for investment adviser fees	20,841	–	–
Payable for administration fees	2,482	1,324	1,124
Payable for distribution and services fees	15,054	362	1,163
Payable for trustees’ fees	4,163	4,163	4,163
Payable for Chief Compliance Officer fees	1,091	1,091	1,091
Accrued expenses and other payables	28,078	22,410	21,389
Total Liabilities	1,286,707	30,506	35,556
Net Assets	$42,472,858	$14,381,120	$6,016,569

NET ASSETS CONSIST OF:
Paid-in capital	$40,929,163	$13,563,919	$5,140,020
Accumulated net investment income (loss)	46,210	27,185	(13,505)
Accumulated net realized gain on investments	441,785	626,233	578,832
Net unrealized appreciation on investments	1,055,700	163,783	311,222
Net Assets	$42,472,858	$14,381,120	$6,016,569

PRICING OF CLASS A SHARES:
Net assets	$9,897,568	$1,567,137	$668,232
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	880,252	146,842	51,431
Net assets value, offering and redemption price per share	$11.24	$10.67	$12.99

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$11.93	$11.32	$13.78

PRICING OF CLASS C SHARES:
Net assets	$10,753,743	$1,150,298	$932,781
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	960,746	109,305	73,937
Net assets value, offering and redemption price per share	$11.19	$10.52	$12.62

PRICING OF CLASS F-1 SHARES:
Net assets	$2,722,186	$153,330	$41,216
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	240,301	14,261	3,147
Net assets value, offering and redemption price per share	$11.33	$10.75	$13.10

PRICING OF CLASS I SHARES:
Net assets	$19,099,361	$11,510,355	$4,374,340
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,720,731	1,072,700	330,294
Net assets value, offering and redemption price per share	$11.10	$10.73	$13.24

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	35

Statements of Assets and Liabilities
March 31, 2015 (Unaudited)

	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund	Transparent Value Small-Cap Fund
ASSETS:
Investment securities, at cost	$4,695,924	$1,796,047,789	$2,384,057

Investment securities, at value	$4,805,929	$1,785,816,349	$2,471,700
Cash	46,718	479,497	55,959
Dividends receivable	6,805	836,911	3,356
Receivable for securities sold	–	5,716,323	–
Receivable for capital shares sold	–	1,538,922	–
Receivable due from Adviser	10,529	–	17,571
Other assets	37,031	50,897	40,349
Total Assets	4,907,012	1,794,438,899	2,588,935

LIABILITIES:
Loan payable	–	883,000	–
Interest due on loan payable	–	206	–
Payable for capital shares redeemed	–	4,729,179	–
Accrued expenses:
Payable for investment adviser fees	–	1,641,417	–
Payable for administration fees	1,202	70,320	1,433
Payable for distribution and services fees	702	661,320	345
Payable for trustees’ fees	4,163	4,163	4,164
Payable for Chief Compliance Officer fees	1,091	1,090	1,092
Accrued expenses and other payables	21,379	216,107	20,734
Total Liabilities	28,537	8,206,802	27,768
Net Assets	$4,878,475	$1,786,232,097	$2,561,167

NET ASSETS CONSIST OF:
Paid-in capital	$4,565,567	$1,832,933,564	$2,502,347
Accumulated net investment income (loss)	19,490	(2,183,565)	2,185
Accumulated net realized gain (loss) on investments	183,413	(34,286,462)	(31,008)
Net unrealized appreciation (depreciation) on investments	110,005	(10,231,440)	87,643
Net Assets	$4,878,475	$1,786,232,097	$2,561,167

PRICING OF CLASS A SHARES:
Net assets	$305,716	$334,069,157	$237,645
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	30,738	25,976,265	23,460
Net assets value, offering and redemption price per share	$9.95	$12.86	$10.13

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$10.56	$13.64	$10.75

PRICING OF CLASS C SHARES:
Net assets	$947,172	$523,446,664	$259,615
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	96,543	41,453,790	25,760
Net assets value, offering and redemption price per share	$9.81	$12.63	$10.08

PRICING OF CLASS F-1 SHARES:
Net assets	$10,152	$84,574,883	$15,668
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,042	6,560,220	1,544
Net assets value, offering and redemption price per share	$9.75	$12.89	$10.14

PRICING OF CLASS I SHARES:
Net assets	$3,615,435	$844,141,393	$2,048,239
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	365,690	64,984,828	201,449
Net assets value, offering and redemption price per share	$9.89	$12.99	$10.17

See Notes to Financial Statements.
36	www.transparentvalue.com

Statements of Operations

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Six Months Ended March 31, 2015 (Unaudited)	For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:

Dividends	$128,558	$742,008	$636,075
Total Investment Income	128,558	742,008	636,075

EXPENSES:

Investment Adviser fees	128,221	305,237	419,883
Distribution and service fees:
Class A	3,493	15,015	16,412
Class C	7,517	75,505	85,365
Class F-1	22,281	25,750	28,701
Administration fees	7,711	16,177	21,236
Interest Expense	706	973	4,612
Custody fees	1,636	2,848	5,775
Audit and Tax fees	12,876	12,876	12,876
Legal fees	10,715	11,738	13,118
Transfer agency fees	15,666	20,343	29,385
Trustee fees	7,923	7,923	7,923
Registration fees	25,923	26,170	26,634
Insurance fees	905	1,183	1,880
Printing fees	838	3,700	6,058
Chief Compliance Officer fees	6,664	6,664	6,664
Other expenses	5,679	5,832	6,027
Total Expenses Before Waivers and/or Reimbursements	258,754	537,934	692,549
Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(5,249)	(5,686)	(3,452)
Class C	(4,248)	(15,958)	(13,767)
Class F-1	(50,378)	(21,467)	(18,514)
Class I	(15,657)	(19,351)	(30,243)
Net Expenses	183,222	475,472	626,573
Net Investment Income (Loss)	(54,664)	266,536	9,502

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	444,817	1,584,244	1,883,852
Net change in unrealized appreciation on investments	674,012	2,270,963	3,556,404
Net Realized and Unrealized Gain on Investments	1,118,829	3,855,207	5,440,256
Net Increase in Net Assets Resulting from Operations	$1,064,165	$4,121,743	$5,449,758

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	37

Statements of Operations

	Transparent Value Dividend Fund	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Six Months Ended March 31, 2015 (Unaudited)	For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $–, $41 and $31, respectively)	$777,594	$159,499	$33,646
Total Investment Income	777,594	159,499	33,646

EXPENSES:

Investment Adviser fees	207,978	75,568	35,460
Distribution and service fees:
Class A	16,598	2,681	1,230
Class C	49,784	6,790	4,258
Class F-1	3,764	723	52
Administration fees	11,402	5,011	3,554
Interest Expense	695	399	399
Custody fees	2,773	1,275	986
Audit and Tax fees	12,875	12,876	12,876
Legal fees	10,808	9,822	9,517
Transfer agency fees	21,562	16,658	14,714
Trustee fees	7,923	7,923	7,923
Registration fees	27,634	26,143	26,099
Insurance fees	890	243	178
Printing fees	5,118	1,584	643
Chief Compliance Officer fees	6,663	6,664	6,663
Other expenses	5,696	5,555	5,511
Total Expenses Before Waivers and/or Reimbursements	392,163	179,915	130,063
Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(14,954)	(8,767)	(7,544)
Class C	(18,405)	(6,984)	(9,476)
Class F-1	(5,508)	(2,975)	(460)
Class I	(37,507)	(61,903)	(65,432)
Net Expenses	315,789	99,286	47,151
Net Investment Income (Loss)	461,805	60,213	(13,505)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	514,255	632,393	592,250
Net change in unrealized appreciation on investments	1,874,170	115,503	7,506
Net Realized and Unrealized Gain on Investments	2,388,425	747,896	599,756
Net Increase in Net Assets Resulting from Operations	$2,850,230	$808,109	$586,251

See Notes to Financial Statements.
38	www.transparentvalue.com

Statements of Operations

	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund	Transparent Value Small-Cap Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Six Months Ended March 31, 2015 (Unaudited)	For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $–, $– and $29, respectively)	$69,778	$12,629,765	$20,058
Total Investment Income	69,778	12,629,765	20,058

EXPENSES:

Investment Adviser fees	22,980	9,830,097	14,020
Distribution and service fees:
Class A	419	597,270	306
Class C	4,275	2,764,833	1,260
Class F-1	8	130,139	16
Administration fees	3,124	459,395	3,445
Interest Expense	40	33,851	20
Custody fees	1,319	28,233	390
Audit and Tax fees	12,876	12,876	12,883
Legal fees	9,381	94,587	9,284
Transfer agency fees	14,460	326,336	14,168
Trustee fees	7,923	7,923	7,924
Registration fees	25,770	134,547	41,969
Insurance fees	128	58,933	6
Printing fees	415	144,584	583
Chief Compliance Officer fees	6,663	6,663	6,665
Recoupment of previously waived fees
Class C	–	47,008	–
Class F-1	–	13,221	–
Class I	–	104,831	–
Other expenses	5,494	18,003	5,974
Total Expenses Before Waivers and/or Reimbursements	115,275	14,813,330	118,913
Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(5,370)	–	(7,739)
Class C	(14,834)	–	(10,489)
Class F-1	(115)	–	(511)
Class I	(63,379)	–	(82,654)
Net Expenses	31,577	14,813,330	17,520
Net Investment Income (Loss)	38,201	(2,183,565)	2,538

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) investments	190,035	(34,067,436)	(644)
Net change in unrealized appreciation (depreciation) on investments	(19,184)	46,694,712	223,416
Net Realized and Unrealized Gain on Investments	170,851	12,627,276	222,772
Net Increase in Net Assets Resulting from Operations	$209,052	$10,443,711	$225,310

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	39

Statements of Changes in Net Assets
Transparent Value Large-Cap Aggressive Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
FROM OPERATIONS:
Net investment loss	$(54,664)	$(223,874)
Net realized gain on investments	444,817	14,476,888
Net change in unrealized appreciation (depreciation) on investments	674,012	(5,916,535)
Net Increase in net assets resulting from operations	1,064,165	8,336,479
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from realized capital gains	(970,183)	(427,947)
Class C:
Distributions from realized capital gains	(656,917)	(246,106)
Class F-1:
Distributions from realized capital gains	(9,847,844)	(5,155,876)
Class I:
Distributions from realized capital gains	(2,826,615)	(4,651,716)
Decrease in net assets from distributions to shareholders	(14,301,559)	(10,481,645)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	993,465	1,484,977
Net asset value of shares issued in reinvestment of distributions to shareholders	865,481	369,647
Payments for shares redeemed	(976,894)	(3,071,051)
Net increase (decrease) in net assets from Class A capital share transactions	882,052	(1,216,427)
Class C Shares:
Proceeds from shares sold	182,086	783,303
Net asset value of shares issued in reinvestment of distributions to shareholders	585,767	206,266
Payments for shares redeemed	(131,277)	(538,613)
Net increase in net assets from Class C capital share transactions	636,576	450,956
Class F-1 Shares:
Proceeds from shares sold	12,169	76,884
Net asset value of shares issued in reinvestment of distributions to shareholders	168,067	66,602
Payments for shares redeemed	(1,291,443)	(4,437,912)
Net decrease in net assets from Class F-1 capital share transactions	(1,111,207)	(4,294,426)
Class I Shares:
Proceeds from shares sold	2,158,997	2,545,268
Net asset value of shares issued in reinvestment of distributions to shareholders	1,502,235	4,010,555
Payments for shares redeemed	(1,978,139)	(26,436,928)
Net increase (decrease) in net assets from Class I capital share transactions	1,683,093	(19,881,105)
Total Decrease in Net Assets	(11,146,880)	(27,086,168)

NET ASSETS:
Beginning of period	33,909,521	60,995,689
End of period	$22,762,641	$33,909,521

Accumulated Net Investment Loss	$(54,664)	$–

See Notes to Financial Statements.
40	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Large-Cap Defensive Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$266,536	$230,016
Net realized gain on investments	1,584,244	10,761,152
Net change in unrealized appreciation (depreciation) on investments	2,270,963	(2,483,303)
Net Increase in net assets resulting from operations	4,121,743	8,507,865
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(54,401)	(7,717)
Distributions from realized capital gains	(1,624,493)	(1,662,762)
Class C:
Distributions from net investment income	(38,833)	(8,572)
Distributions from realized capital gains	(2,484,020)	(1,883,509)
Class F-1:
Distributions from net investment income	(143,676)	(19,556)
Distributions from realized capital gains	(3,729,824)	(4,239,411)
Class I:
Distributions from net investment income	(144,023)	(16,562)
Distributions from realized capital gains	(2,991,980)	(3,590,486)
Decrease in net assets from distributions to shareholders	(11,211,250)	(11,428,575)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,839,488	2,459,981
Net asset value of shares issued in reinvestment of distributions to shareholders	1,387,170	1,542,389
Payments for shares redeemed	(1,807,808)	(5,526,359)
Net increase (decrease) in net assets from Class A capital share transactions	1,418,850	(1,523,989)
Class C Shares:
Proceeds from shares sold	2,922,011	2,801,564
Net asset value of shares issued in reinvestment of distributions to shareholders	2,129,582	1,656,636
Payments for shares redeemed	(2,828,261)	(1,102,853)
Net increase in net assets from Class C capital share transactions	2,223,332	3,355,347
Class F-1 Shares:
Proceeds from shares sold	70,741	552,668
Net asset value of shares issued in reinvestment of distributions to shareholders	118,147	179,824
Payments for shares redeemed	(1,335,274)	(4,776,072)
Net decrease in net assets from Class F-1 capital share transactions	(1,146,386)	(4,043,580)
Class I Shares:
Proceeds from shares sold	4,255,943	6,711,865
Net asset value of shares issued in reinvestment of distributions to shareholders	2,430,085	2,604,868
Payments for shares redeemed	(8,043,403)	(13,395,182)
Net decrease in net assets from Class I capital share transactions	(1,357,375)	(4,078,449)
Total Decrease in Net Assets	(5,951,086)	(9,211,381)

NET ASSETS:
Beginning of period	66,244,884	75,456,265
End of period	$60,293,798	$66,244,884

Accumulated Net Investment Income	$115,611	$230,008

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	41

Statements of Changes in Net Assets
Transparent Value Large-Cap Market Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

FROM OPERATIONS:
Net investment income (loss)	$9,502	$(213,011)
Net realized gain on investments	1,883,852	20,934,833
Net change in unrealized appreciation (depreciation) on investments	3,556,404	(6,660,455)
Net Increase in net assets resulting from operations	5,449,758	14,061,367
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from realized capital gains	(2,763,609)	(5,902,964)
Class C:
Distributions from realized capital gains	(3,919,930)	(3,153,817)
Class F-1:
Distributions from realized capital gains	(6,434,805)	(6,647,358)
Class I:
Distributions from realized capital gains	(7,523,704)	(8,012,805)
Decrease in net assets from distributions to shareholders	(20,642,048)	(23,716,944)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	998,625	6,849,928
Net asset value of shares issued in reinvestment of distributions to shareholders	2,577,945	5,061,821
Payments for shares redeemed	(7,702,658)	(24,454,915)
Net decrease in net assets from Class A capital share transactions	(4,126,088)	(12,543,166)
Class C Shares:
Proceeds from shares sold	6,281,421	2,967,008
Net asset value of shares issued in reinvestment of distributions to shareholders	3,623,922	2,747,839
Payments for shares redeemed	(6,064,300)	(3,057,050)
Net increase in net assets from Class C capital share transactions	3,841,043	2,657,797
Class F-1 Shares:
Proceeds from shares sold	258,151	982,593
Net asset value of shares issued in reinvestment of distributions to shareholders	1,243,124	1,076,218
Payments for shares redeemed	(4,147,346)	(8,021,627)
Net decrease in net assets from Class F-1 capital share transactions	(2,646,071)	(5,962,816)
Class I Shares:
Proceeds from shares sold	9,631,519	23,231,919
Net asset value of shares issued in reinvestment of distributions to shareholders	6,489,073	6,633,077
Payments for shares redeemed	(42,189,936)	(15,977,764)
Net increase (decrease) in net assets from Class I capital share transactions	(26,069,344)	13,887,232
Total Decrease in Net Assets	(44,192,750)	(11,616,530)

NET ASSETS:
Beginning of period	110,900,304	122,516,834
End of period	$66,707,554	$110,900,304

Accumulated Net Investment Income	$9,502	$–

See Notes to Financial Statements.
42	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dividend Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

FROM OPERATIONS:
Net investment income	$461,805	$623,199
Net realized gain on investments	514,255	5,375,228
Net change in unrealized appreciation (depreciation) on investments	1,874,170	(2,090,748)
Net Increase in net assets resulting from operations	2,850,230	3,907,679
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(103,221)	(302,943)
Distributions from realized capital gains	(1,224,121)	(2,689,047)
Class C:
Distributions from net investment income	(71,460)	(71,200)
Distributions from realized capital gains	(1,171,197)	(834,717)
Class F-1:
Distributions from net investment income	(32,129)	(84,275)
Distributions from realized capital gains	(377,964)	(728,498)
Class I:
Distributions from net investment income	(241,679)	(153,798)
Distributions from realized capital gains	(2,528,630)	(498,030)
Decrease in net assets from distributions to shareholders	(5,750,401)	(5,362,508)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	4,080,696	4,057,168
Net asset value of shares issued in reinvestment of distributions to shareholders	1,051,544	2,684,581
Payments for shares redeemed	(4,238,269)	(21,557,011)
Net increase (decrease) in net assets from Class A capital share transactions	893,971	(14,815,262)
Class C Shares:
Proceeds from shares sold	2,664,166	2,938,851
Net asset value of shares issued in reinvestment of distributions to shareholders	1,173,361	830,443
Payments for shares redeemed	(1,212,958)	(2,991,325)
Net increase in net assets from Class C capital share transactions	2,624,569	777,969
Class F-1 Shares:
Proceeds from shares sold	441,397	383,972
Net asset value of shares issued in reinvestment of distributions to shareholders	407,234	810,065
Payments for shares redeemed	(1,228,563)	(6,213,811)
Net decrease in net assets from Class F-1 capital share transactions	(379,932)	(5,019,774)
Class I Shares:
Proceeds from shares sold	2,274,099	21,014,540
Net asset value of shares issued in reinvestment of distributions to shareholders	2,412,831	277,752
Payments for shares redeemed	(6,585,215)	(2,159,408)
Net increase (decrease) in net assets from Class I capital share transactions	(1,898,285)	19,132,884
Total Decrease in Net Assets	(1,659,848)	(1,379,012)

NET ASSETS:
Beginning of period	44,132,706	45,511,718
End of period	$42,472,858	$44,132,706

Accumulated Net Investment Income	$46,210	$32,894

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	43

Statements of Changes in Net Assets
Transparent Value Large-Cap Core Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

FROM OPERATIONS:
Net investment income	$60,213	$27,154
Net realized gain on investments	632,393	3,208,229
Net change in unrealized appreciation (depreciation) on investments	115,503	(1,341,538)
Net Increase in net assets resulting from operations	808,109	1,893,845
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(4,319)	(25,235)
Distributions from realized capital gains	(392,038)	(1,374,783)
Class C:
Distributions from net investment income	(471)	–
Distributions from realized capital gains	(271,446)	(206,056)
Class F-1:
Distributions from net investment income	(2,472)	(2,917)
Distributions from realized capital gains	(180,553)	(105,919)
Class I:
Distributions from net investment income	(39,139)	(57,196)
Distributions from realized capital gains	(2,320,000)	(1,329,447)
Decrease in net assets from distributions to shareholders	(3,210,438)	(3,101,553)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	23,141	1,630,707
Net asset value of shares issued in reinvestment of distributions to shareholders	337,510	1,334,251
Payments for shares redeemed	(678,261)	(8,468,270)
Net decrease in net assets from Class A capital share transactions	(317,610)	(5,503,312)
Class C Shares:
Proceeds from shares sold	33,818	1,005,083
Net asset value of shares issued in reinvestment of distributions to shareholders	246,088	176,758
Payments for shares redeemed	(320,059)	(1,024,271)
Net increase (decrease) in net assets from Class C capital share transactions	(40,153)	157,570
Class F-1 Shares:
Proceeds from shares sold	–	410,005
Net asset value of shares issued in reinvestment of distributions to shareholders	179,265	104,991
Payments for shares redeemed	(917,323)	(66,883)
Net increase (decrease) in net assets from Class F-1 capital share transactions	(738,058)	448,113
Class I Shares:
Proceeds from shares sold	374,985	5,824,108
Net asset value of shares issued in reinvestment of distributions to shareholders	1,735,257	729,891
Payments for shares redeemed	(994,716)	(1,146,539)
Net increase in net assets from Class I capital share transactions	1,115,526	5,407,460
Total Decrease in Net Assets	(2,382,624)	(697,877)

NET ASSETS:
Beginning of period	16,763,744	17,461,621
End of period	$14,381,120	$16,763,744

Accumulated Net Investment Income	$27,185	$13,373

See Notes to Financial Statements.
44	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Large-Cap Growth Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

FROM OPERATIONS:
Net investment loss	$(13,505)	$(26,445)
Net realized gain on investments	592,250	1,349,730
Net change in unrealized appreciation (depreciation) on investments	7,506	(442,661)
Net Increase in net assets resulting from operations	586,251	880,624
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from realized capital gains	(103,632)	(312,997)
Class C:
Distributions from realized capital gains	(120,553)	(83,168)
Class F-1:
Distributions from realized capital gains	(6,226)	(5,115)
Class I:
Distributions from realized capital gains	(1,067,370)	(374,680)
Decrease in net assets from distributions to shareholders	(1,297,781)	(775,960)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	10,334	1,667,003
Net asset value of shares issued in reinvestment of distributions to shareholders	102,541	311,073
Payments for shares redeemed	(114,406)	(4,165,410)
Net decrease in net assets from Class A capital share transactions	(1,531)	(2,187,334)
Class C Shares:
Proceeds from shares sold	163,806	53,000
Net asset value of shares issued in reinvestment of distributions to shareholders	116,147	80,413
Payments for shares redeemed	(168,548)	(8,715)
Net increase in net assets from Class C capital share transactions	111,405	124,698
Class F-1 Shares:
Proceeds from shares sold	–	18,400
Net asset value of shares issued in reinvestment of distributions to shareholders	5,134	4,381
Payments for shares redeemed	(1,500)	(25,185)
Net increase (decrease) in net assets from Class F-1 capital share transactions	3,634	(2,404)
Class I Shares:
Proceeds from shares sold	437,827	3,527,246
Net asset value of shares issued in reinvestment of distributions to shareholders	520,150	7,003
Payments for shares redeemed	(2,940,281)	(147,910)
Net increase (decrease) in net assets from Class I capital share transactions	(1,982,304)	3,386,339
Total Increase (Decrease) in Net Assets	(2,580,326)	1,425,963

NET ASSETS:
Beginning of period	8,596,895	7,170,932
End of period	$6,016,569	$8,596,895

Accumulated Net Investment Loss	$(13,505)	$–

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	45

Statements of Changes in Net Assets
Transparent Value Large-Cap Value Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

FROM OPERATIONS:
Net investment income	$38,201	$50,395
Net realized gain on investments	190,035	846,109
Net change in unrealized depreciation on investments	(19,184)	(186,652)
Net Increase in net assets resulting from operations	209,052	709,852
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(3,606)	(11,168)
Distributions from realized capital gains	(61,526)	(190,356)
Class C:
Distributions from net investment income	(4,375)	(2,114)
Distributions from realized capital gains	(122,444)	(90,645)
Class F-1:
Distributions from net investment income	(73)	(102)
Distributions from realized capital gains	(1,128)	(725)
Class I:
Distributions from net investment income	(49,047)	(31,495)
Distributions from realized capital gains	(659,519)	(357,772)
Decrease in net assets from distributions to shareholders	(901,718)	(684,377)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	42,742	524,714
Net asset value of shares issued in reinvestment of distributions to shareholders	62,479	198,552
Payments for shares redeemed	(84,280)	(1,727,255)
Net increase (decrease) in net assets from Class A capital share transactions	20,941	(1,003,989)
Class C Shares:
Proceeds from shares sold	500,816	286,780
Net asset value of shares issued in reinvestment of distributions to shareholders	125,727	92,007
Payments for shares redeemed	(246,748)	(339,329)
Net increase in net assets from Class C capital share transactions	379,795	39,458
Class F-1 Shares:
Proceeds from shares sold	5,250	12,975
Net asset value of shares issued in reinvestment of distributions to shareholders	78	18
Payments for shares redeemed	–	(22,446)
Net increase (decrease) in net assets from Class F-1 capital share transactions	5,328	(9,453)
Class I Shares:
Proceeds from shares sold	591,113	842,957
Net asset value of shares issued in reinvestment of distributions to shareholders	140,591	2,004
Payments for shares redeemed	(185,203)	(135,015)
Net increase in net assets from Class I capital share transactions	546,501	709,946
Total Increase (Decrease) in Net Assets	259,899	(238,563)

NET ASSETS:
Beginning of period	4,618,576	4,857,139
End of period	$4,878,475	$4,618,576

Accumulated Net Investment Income	$19,490	$38,390

See Notes to Financial Statements.
46	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Directional Allocation Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

FROM OPERATIONS:
Net investment loss	$(2,183,565)	$(9,467,547)
Net realized gain (loss) on investments	(34,067,436)	222,376,689
Net change in unrealized appreciation (depreciation) on investments	46,694,712	(95,591,322)
Net Increase in net assets resulting from operations	10,443,711	117,317,820
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from realized capital gains	(37,101,845)	(15,136,617)
Class C:
Distributions from realized capital gains	(58,327,061)	(9,382,329)
Class F-1:
Distributions from realized capital gains	(10,464,518)	(1,993,967)
Class I:
Distributions from realized capital gains	(107,045,045)	(17,499,091)
Decrease in net assets from distributions to shareholders	(212,938,469)	(44,012,004)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	65,265,445	526,651,838
Net asset value of shares issued in reinvestment of distributions to shareholders	32,209,435	13,850,714
Payments for shares redeemed	(141,361,929)	(452,903,712)
Net increase (decrease) in net assets from Class A capital share transactions	(43,887,049)	87,598,840
Class C Shares:
Proceeds from shares sold	64,182,539	422,762,528
Net asset value of shares issued in reinvestment of distributions to shareholders	46,160,174	7,257,443
Payments for shares redeemed	(106,364,770)	(28,937,027)
Net increase in net assets from Class C capital share transactions	3,977,943	401,082,944
Class F-1 Shares:
Proceeds from shares sold	19,661,454	93,417,619
Net asset value of shares issued in reinvestment of distributions to shareholders	10,049,987	1,899,330
Payments for shares redeemed	(54,938,224)	(18,533,648)
Net increase (decrease) in net assets from Class F-1 capital share transactions	(25,226,783)	76,783,301
Class I Shares:
Proceeds from shares sold	190,331,115	1,129,228,230
Net asset value of shares issued in reinvestment of distributions to shareholders	80,580,327	11,481,042
Payments for shares redeemed	(617,675,480)	(200,526,186)
Net increase (decrease) in net assets from Class I capital share transactions	(346,764,038)	940,183,086
Total Increase (Decrease) in Net Assets	(614,394,685)	1,578,953,987

NET ASSETS:
Beginning of period	2,400,626,782	821,672,795
End of period	$1,786,232,097	$2,400,626,782

Accumulated Net Investment Loss	$(2,183,565)	$–

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	47

Statements of Changes in Net Assets
Transparent Value Small-Cap Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Period April 1, 2014 (inception) to September 30, 2014

FROM OPERATIONS:
Net investment income	$2,538	$663
Net realized loss on investments	(644)	(30,364)
Net change in unrealized appreciation (depreciation) on investments	223,416	(135,773)
Net Increase (Decrease) in net assets resulting from operations	225,310	(165,474)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
Distributions from net investment income	(1,196)	–
Decrease in net assets from distributions to shareholders	(1,196)	–
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	98,981	129,032
Net increase in net assets from Class A capital share transactions	98,981	129,032
Class C Shares:
Proceeds from shares sold	26,350	237,708
Payments for shares redeemed	(16,223)	–
Net increase in net assets from Class C capital share transactions	10,127	237,708
Class F-1 Shares:
Proceeds from shares sold	5,000	15,000
Payments for shares redeemed	–	(5,085)
Net increase in net assets from Class F-1 capital share transactions	5,000	9,915
Class I Shares:
Proceeds from shares sold	–	2,084,000
Net asset value of shares issued in reinvestment of distributions to shareholders	17	–
Payments for shares redeemed	(47,436)	(24,817)
Net increase (decrease) in net assets from Class I capital share transactions	(47,419)	2,059,183
Total Increase in Net Assets	290,803	2,270,364

NET ASSETS:
Beginning of period	2,270,364	–
End of period	$2,561,167	$2,270,364

Accumulated Net Investment Income	$2,185	$843

See Notes to Financial Statements.
48	www.transparentvalue.com

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Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Aggressive Fund

Class A
3/31/2015	$ 12.73	(0.02)(b)	0.30	0.28	–	(5.47)	(5.47)	–
9/30/2014	$ 13.51	(0.08)(b)	1.70	1.62	–	(2.40)	(2.40)	–
9/30/2013	$ 10.53	(0.02)(b)	3.15	3.13	(0.04)	(0.11)	(0.15)	–
9/30/2012	$ 8.91	(0.02)(b)	1.64	1.62	–	–	–	0.00	(g)
9/30/2011	$ 9.54	(0.04)(b)	(0.59)	(0.63)	(0.05)	–	(0.05)	0.05
9/30/2010(h)	$ 10.00	0.01	(0.47)	(0.46)	–	–	–	–
Class C
3/31/2015	$ 12.56	(0.05)(b)	0.29	0.24	–	(5.47)	(5.47)	–
9/30/2014	$ 13.43	(0.16)(b)	1.69	1.53	–	(2.40)	(2.40)	–
9/30/2013	$ 10.47	(0.11)(b)	3.20	3.09	(0.02)	(0.11)	(0.13)	–
9/30/2012	$ 8.92	(0.06)(b)	1.61	1.55	–	–	–	–
9/30/2011(i)	$ 11.51	(0.03)	(2.56)	(2.59)	–	–	–	–
Class F-1
3/31/2015	$ 12.85	(0.02)(b)	0.31	0.29	–	(5.47)	(5.47)	–
9/30/2014	$ 13.59	(0.06)(b)	1.72	1.66	–	(2.40)	(2.40)	–
9/30/2013	$ 10.58	0.01(b)	3.16	3.17	(0.05)	(0.11)	(0.16)	–
9/30/2012	$ 8.96	0.02(b)	1.60	1.62	–	–	–	–
9/30/2011	$ 9.55	(0.03)	(0.55)	(0.58)	(0.01)	–	(0.01)	0.00	(g)
9/30/2010(h)	$ 10.00	0.02	(0.47)	(0.45)	–	–	–	–
Class I
3/31/2015	$ 12.96	(0.01)(b)	0.32	0.31	–	(5.47)	(5.47)	–
9/30/2014	$ 13.67	(0.03)(b)	1.72	1.69	–	(2.40)	(2.40)	–
9/30/2013	$ 10.62	0.03(b)	3.18	3.21	(0.05)	(0.11)	(0.16)	–
9/30/2012	$ 8.97	0.05(b)	1.60	1.65	–	–	–	–
9/30/2011(k)	$ 11.49	(0.01)	(2.51)	(2.52)	–	–	–	–
Transparent Value Large-Cap Defensive Fund

Class A
3/31/2015	$ 12.70	0.05(b)	0.68	0.73	(0.07)	(2.22)	(2.29)	–
9/30/2014	$ 13.34	0.03(b)	1.45	1.48	(0.01)	(2.11)	(2.12)	–
9/30/2013	$ 12.18	0.02(b)	2.17	2.19	(0.06)	(0.97)	(1.03)	–
9/30/2012	$ 10.03	0.08(b)	2.26	2.34	(0.03)	(0.16)	(0.19)	0.00	(g)
9/30/2011	$ 9.87	0.10	0.15	0.25	(0.09)	–	(0.09)	0.00	(g)
9/30/2010(h)	$ 10.00	0.01	(0.14)	(0.13)	–	–	–	–
Class C
3/31/2015	$ 12.64	0.01(b)	0.68	0.69	(0.03)	(2.22)	(2.25)	–
9/30/2014	$ 13.35	(0.04)(b)	1.45	1.41	(0.01)	(2.11)	(2.12)	–
9/30/2013	$ 12.20	(0.06)(b)	2.18	2.12	–	(0.97)	(0.97)	–
9/30/2012	$ 10.10	0.03(b)	2.25	2.28	(0.02)	(0.16)	(0.18)	–
9/30/2011(i)	$ 11.04	0.00(g)	(0.94)	(0.94)	–	–	–	–
Class F-1
3/31/2015	$ 12.87	0.06(b)	0.69	0.75	(0.09)	(2.22)	(2.31)	–
9/30/2014	$ 13.47	0.05(b)	1.47	1.52	(0.01)	(2.11)	(2.12)	–
9/30/2013	$ 12.29	0.04(b)	2.18	2.22	(0.07)	(0.97)	(1.04)	–
9/30/2012	$ 10.13	0.08(b)	2.29	2.37	(0.05)	(0.16)	(0.21)	0.00	(g)
9/30/2011	$ 9.87	0.04	0.23	0.27	(0.01)	–	(0.01)	0.00	(g)
9/30/2010(h)	$ 10.00	0.02	(0.15)	(0.13)	–	–	–	–
Class I
3/31/2015	$ 12.96	0.07(b)	0.70	0.77	(0.11)	(2.22)	(2.33)	–
9/30/2014	$ 13.52	0.08(b)	1.48	1.56	(0.01)	(2.11)	(2.12)	–
9/30/2013	$ 12.33	0.06(b)	2.20	2.26	(0.10)	(0.97)	(1.07)	–
9/30/2012	$ 10.15	0.13(b)	2.28	2.41	(0.07)	(0.16)	(0.23)	0.00	(g)
9/30/2011(k)	$ 10.89	0.04	(0.78)	(0.74)	–	–	–	–

50	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$7.54	6.29%	(c)(d)	$2,052	2.00%	(e)(f)	1.51%	(e)(f)	(0.55%)	(e)	39%	(c)
$12.73	12.76%		$1,993	1.66%	(f)	1.51%	(f)	(0.61%)		196%
$13.51	30.21%		$3,283	1.73%	(f)	1.51%	(f)	(0.19%)		259%
$10.53	18.18%		$1,958	2.41%	(f)	1.51%	(f)	(0.22%)		276%
$8.91	(6.13%)		$1,055	3.04%		1.50%		(0.42%)		304%
$9.54	(4.60%)	(c)	$48	11.53%	(e)	1.50%	(e)	0.35%	(e)	131%	(c)

$7.33	5.97%	(c)	$1,542	2.67%	(e)(f)	2.11%	(e)(f)	(1.16%)	(e)	39%	(c)
$12.56	11.99%		$1,473	2.31%	(f)	2.11%	(f)	(1.23%)		196%
$13.43	29.89%		$1,123	2.48%	(f)	2.11%	(f)	(0.89%)		259%
$10.47	17.38%		$393	3.01%	(f)	2.11%	(f)	(0.56%)		276%
$8.92	(22.50%)	(c)	$43	3.53%	(e)	2.10%	(e)	(1.04%)	(e)	304%	(c)(j)

$7.67	6.36%	(c)	$14,002	1.92%	(e)(f)	1.36%	(e)(f)	(0.40%)	(e)	39%	(c)
$12.85	12.93%		$24,418	1.56%	(f)	1.36%	(f)	(0.48%)		196%
$13.59	30.41%		$30,359	1.73%	(f)	1.36%	(f)	0.04%		259%
$10.58	18.08%		$25,148	2.26%	(f)	1.36%	(f)	0.23%		276%
$8.96	(6.11%)		$23,043	2.83%		1.35%		(0.23%)		304%
$9.55	(4.50%)	(c)	$4,726	11.37%	(e)	1.35%	(e)	0.50%	(e)	131%	(c)

$7.80	6.45%	(c)	$5,166	1.67%	(e)(f)	1.11%	(e)(f)	(0.14%)	(e)	39%	(c)
$12.96	13.08%		$6,025	1.31%	(f)	1.11%	(f)	(0.22%)		196%
$13.67	30.75%		$26,230	1.48%	(f)	1.11%	(f)	0.27%		259%
$10.62	18.39%		$20,171	2.01%	(f)	1.11%	(f)	0.52%		276%
$8.97	(21.93%)	(c)	$1,968	2.49%	(e)	1.10%	(e)	(0.09%)	(e)	304%	(c)(j)

$11.14	6.66%	(c)	$9,997	1.62%	(e)(f)	1.50%	(e)(f)	0.80%	(e)	66%	(c)
$12.70	11.66%		$9,646	1.61%	(f)	1.51%	(f)	0.24%		236%
$13.34	19.71%		$11,510	1.77%	(f)	1.51%	(f)	0.13%		283%
$12.18	23.60%		$9,506	2.34%	(f)	1.51%	(f)	0.71%		256%
$10.03	2.51%		$298	3.17%		1.50%		0.37%		288%
$9.87	(1.30%)	(c)	$49	11.21%	(e)	1.50%	(e)	0.31%	(e)	109%	(c)

$11.08	6.33%	(c)	$14,800	2.31%	(e)(f)	2.10%	(e)(f)	0.19%	(e)	66%	(c)
$12.64	11.05%		$14,202	2.28%	(f)	2.11%	(f)	(0.33%)		236%
$13.35	19.00%		$11,429	2.45%	(f)	2.11%	(f)	(0.51%)		283%
$12.20	22.79%		$6,652	2.94%	(f)	2.11%	(f)	0.23%		256%
$10.10	(8.51%)	(c)	$35	3.41%	(e)	2.10%	(e)	0.06%	(e)	288%	(c)(j)

$11.31	6.67%	(c)	$18,976	1.56%	(e)(f)	1.35%	(e)(f)	0.97%	(e)	66%	(c)
$12.87	11.86%		$22,666	1.53%	(f)	1.36%	(f)	0.35%		236%
$13.47	19.88%		$27,970	1.70%	(f)	1.36%	(f)	0.28%		283%
$12.29	23.73%		$28,803	2.19%	(f)	1.36%	(f)	0.74%		256%
$10.13	2.77%		$26,135	2.82%		1.35%		0.43%		288%
$9.87	(1.30%)	(c)	$4,887	11.06%	(e)	1.35%	(e)	0.46%	(e)	109%	(c)

$11.40	6.80%	(c)	$16,520	1.31%	(e)(f)	1.10%	(e)(f)	1.20%	(e)	66%	(c)
$12.96	12.15%		$19,731	1.28%	(f)	1.11%	(f)	0.64%		236%
$13.52	20.21%		$24,546	1.45%	(f)	1.11%	(f)	0.50%		283%
$12.33	24.04%		$17,482	1.94%	(f)	1.11%	(f)	1.10%		256%
$10.15	(6.80%)	(c)	$2,066	2.45%	(e)	1.10%	(e)	0.65%	(e)	288%	(c)(j)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	51

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Market Fund

Class A
3/31/2015	$ 12.92	(0.01)(b)	0.73	0.72	–	(3.27)	(3.27)	–
9/30/2014	$ 14.26	(0.04)(b)	1.63	1.59	–	(2.93)	(2.93)	–
9/30/2013	$ 12.27	(0.00)(b)(g)	2.84	2.84	(0.05)	(0.80)	(0.85)	–
9/30/2012	$ 10.05	0.02(b)	2.37	2.39	(0.00)(g)	(0.17)	(0.17)	0.00	(g)
9/30/2011	$ 9.90	0.05	0.16	0.21	(0.08)	–	(0.08)	0.02
9/30/2010(h)	$ 10.00	0.03	(0.13)	(0.10)	–	–	–	–
Class C
3/31/2015	$ 12.81	(0.04)(b)	0.71	0.67	–	(3.27)	(3.27)	–
9/30/2014	$ 14.23	(0.12)(b)	1.63	1.51	–	(2.93)	(2.93)	–
9/30/2013	$ 12.28	(0.08)(b)	2.84	2.76	(0.01)	(0.80)	(0.81)	–
9/30/2012	$ 10.11	(0.05)(b)	2.39	2.34	–	(0.17)	(0.17)	–
9/30/2011(i)	$ 11.63	(0.01)	(1.51)	(1.52)	–	–	–	0.00	(g)
Class F-1
3/31/2015	$ 13.12	0.00(b)(g)	0.74	0.74	–	(3.27)	(3.27)	–
9/30/2014	$ 14.41	(0.02)(b)	1.66	1.64	–	(2.93)	(2.93)	–
9/30/2013	$ 12.39	0.02(b)	2.86	2.88	(0.06)	(0.80)	(0.86)	–
9/30/2012	$ 10.13	0.03(b)	2.40	2.43	(0.00)(g)	(0.17)	(0.17)	0.00	(g)
9/30/2011	$ 9.91	(0.04)	0.27	0.23	(0.01)	–	(0.01)	0.00	(g)
9/30/2010(h)	$ 10.00	0.03	(0.12)	(0.09)	–	–	–	–
Class I
3/31/2015	$ 13.24	0.02(b)	0.75	0.77	–	(3.27)	(3.27)	–
9/30/2014	$ 14.49	0.01(b)	1.67	1.68	–	(2.93)	(2.93)	–
9/30/2013	$ 12.44	0.06(b)	2.87	2.93	(0.08)	(0.80)	(0.88)	–
9/30/2012	$ 10.15	0.07(b)	2.39	2.46	(0.00)(g)	(0.17)	(0.17)	–
9/30/2011(k)	$ 11.54	0.01	(1.40)	(1.39)	–	–	–	0.00	(g)
Transparent Value Dividend Fund

Class A
3/31/2015	$ 12.23	0.12(b)	0.60	0.72	(0.12)	(1.59)	(1.71)	–
9/30/2014	$ 12.78	0.18(b)	1.00	1.18	(0.20)	(1.53)	(1.73)	–
9/30/2013	$ 10.87	0.20(b)	2.35	2.55	(0.18)	(0.46)	(0.64)	–
9/30/2012	$ 8.88	0.20(b)	2.08	2.28	(0.24)	(0.05)	(0.29)	0.00	(g)
9/30/2011(i)	$ 10.20	0.05	(1.37)	(1.32)	–	–	–	–
Class C
3/31/2015	$ 12.18	0.09(b)	0.60	0.69	(0.09)	(1.59)	(1.68)	–
9/30/2014	$ 12.73	0.10(b)	0.99	1.09	(0.11)	(1.53)	(1.64)	–
9/30/2013	$ 10.83	0.13(b)	2.35	2.48	(0.12)	(0.46)	(0.58)	–
9/30/2012	$ 8.86	0.13(b)	2.08	2.21	(0.19)	(0.05)	(0.24)	–
9/30/2011(i)	$ 10.20	0.06	(1.40)	(1.34)	–	–	–	–
Class F-1
3/31/2015	$ 12.31	0.13(b)	0.61	0.74	(0.13)	(1.59)	(1.72)	–
9/30/2014	$ 12.84	0.20(b)	1.01	1.21	(0.21)	(1.53)	(1.74)	–
9/30/2013	$ 10.91	0.23(b)	2.36	2.59	(0.20)	(0.46)	(0.66)	–
9/30/2012	$ 8.90	0.22(b)	2.08	2.30	(0.24)	(0.05)	(0.29)	0.00	(g)
9/30/2011(i)	$ 10.20	0.03	(1.33)	(1.30)	–	–	–	–
Class I
3/31/2015	$ 12.09	0.14(b)	0.61	0.75	(0.15)	(1.59)	(1.74)	–
9/30/2014	$ 12.62	0.24(b)	0.97	1.21	(0.21)	(1.53)	(1.74)	–
9/30/2013	$ 10.73	0.24(b)	2.33	2.57	(0.22)	(0.46)	(0.68)	–
9/30/2012	$ 8.91	0.23(b)	2.06	2.29	(0.42)	(0.05)	(0.47)	–
9/30/2011(n)	$ 10.00	0.18	(1.27)	(1.09)	–	–	–	–

52	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$10.37	7.91%	(c)	$8,535	1.57%	(e)(f)	1.51%	(e)(f)	(0.10%)	(e)	71%	(c)
$12.92	11.67%		$14,724	1.58%	(f)	1.51%	(f)	(0.28%)		268%
$14.26	24.92%		$29,504	1.72%	(f)	1.51%	(f)	(0.00%)	(l)	284%
$12.27	24.04%		$23,739	2.15%	(f)	1.51%	(f)	0.16%		305%
$10.05	2.29%		$9,452	2.96%		1.50%		0.20%		331%
$9.90	(1.00%)	(c)	$50	11.15%	(e)	1.50%	(e)	0.68%	(e)	123%	(c)

$10.21	7.51%	(c)	$16,766	2.27%	(e)(f)	2.11%	(e)(f)	(0.73%)	(e)	71%	(c)
$12.81	11.04%		$15,655	2.22%	(f)	2.11%	(f)	(0.89%)		268%
$14.23	24.09%		$14,483	2.37%	(f)	2.11%	(f)	(0.63%)		284%
$12.28	23.37%		$9,611	2.75%	(f)	2.11%	(f)	(0.40%)		305%
$10.11	(13.07%)	(c)	$1,115	3.54%	(e)	2.10%	(e)	(0.47%)	(e)	331%	(c)(j)

$10.59	7.95%	(c)	$19,365	1.52%	(e)(f)	1.36%	(e)(f)	0.08%	(e)	71%	(c)
$13.12	11.92%		$26,877	1.47%	(f)	1.36%	(f)	(0.15%)		268%
$14.41	25.01%		$35,741	1.62%	(f)	1.36%	(f)	0.18%		284%
$12.39	24.25%		$33,495	2.00%	(f)	1.36%	(f)	0.28%		305%
$10.13	2.28%		$25,749	2.83%		1.35%		(0.17%)		331%
$9.91	(0.90%)	(c)	$5,004	11.00%	(e)	1.35%	(e)	0.83%	(e)	123%	(c)

$10.74	8.12%	(c)	$22,041	1.27%	(e)(f)	1.11%	(e)(f)	0.36%	(e)	71%	(c)
$13.24	12.18%		$53,644	1.22%	(f)	1.11%	(f)	0.11%		268%
$14.49	25.38%		$42,788	1.37%	(f)	1.11%	(f)	0.45%		284%
$12.44	24.52%		$44,503	1.75%	(f)	1.11%	(f)	0.61%		305%
$10.15	(12.05%)	(c)	$5,750	2.48%	(e)	1.10%	(e)	0.20%	(e)	331%	(c)(j)

$11.24	6.71%	(c)	$9,898	1.79%	(e)(f)	1.50%	(e)(f)	2.05%	(e)	83%	(c)
$12.23	9.90%		$9,684	1.84%	(f)	1.51%	(f)	1.41%		181%
$12.78	24.45%		$25,014	2.12%	(f)	1.50%	(f)	1.69%		198%
$10.87	26.02%		$9,043	3.87%	(f)	1.50%	(f)	1.92%		290%
$8.88	(12.94%)	(c)	$1,371	8.72%	(e)	1.50%	(e)	4.42%	(e)	121%	(c)(m)

$11.19	6.41%	(c)	$10,754	2.47%	(e)(f)	2.10%	(e)(f)	1.47%	(e)	83%	(c)
$12.18	9.17%		$8,792	2.45%	(f)	2.11%	(f)	0.84%		181%
$12.73	23.86%		$8,215	2.73%	(f)	2.10%	(f)	1.09%		198%
$10.83	25.23%		$2,998	4.47%	(f)	2.10%	(f)	1.30%		290%
$8.86	(13.14%)	(c)	$62	10.02%	(e)	2.10%	(e)	2.44%	(e)	121%	(c)(m)

$11.33	6.85%	(c)	$2,722	1.72%	(e)(f)	1.35%	(e)(f)	2.19%	(e)	83%	(c)
$12.31	10.09%		$3,310	1.70%	(f)	1.36%	(f)	1.56%		181%
$12.84	24.72%		$8,490	1.98%	(f)	1.35%	(f)	1.85%		198%
$10.91	26.10%		$2,205	3.72%	(f)	1.35%	(f)	2.10%		290%
$8.90	(12.75%)	(c)	$98	9.67%	(e)	1.35%	(e)	7.01%	(e)	121%	(c)(m)

$11.10	7.02%	(c)	$19,099	1.47%	(e)(f)	1.10%	(e)(f)	2.44%	(e)	83%	(c)
$12.09	10.29%		$22,347	1.45%	(f)	1.11%	(f)	1.95%		181%
$12.62	25.00%		$3,793	1.73%	(f)	1.10%	(f)	2.07%		198%
$10.73	26.41%		$2,906	3.47%	(f)	1.10%	(f)	2.30%		290%
$8.91	(10.90%)	(c)	$1,801	10.44%	(e)	1.10%	(e)	2.79%	(e)	121%	(c)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	53

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Core Fund

Class A
3/31/2015	$ 12.62	0.03(b)	0.48	0.51	(0.03)	(2.43)	(2.46)	–
9/30/2014	$ 13.68	(0.00)(b)(g)	1.43	1.43	(0.04)	(2.45)	(2.49)	–
9/30/2013	$ 10.91	0.06(b)	3.05	3.11	(0.05)	(0.29)	(0.34)	–
9/30/2012	$ 8.67	0.05(b)	2.23	2.28	(0.04)	–	(0.04)	0.00	(g)
9/30/2011(i)	$ 10.06	0.01	(1.40)	(1.39)	–	–	–	–
Class C
3/31/2015	$ 12.49	(0.01)(b)	0.47	0.46	(0.00)(g)	(2.43)	(2.43)	–
9/30/2014	$ 13.59	(0.07)(b)	1.42	1.35	–	(2.45)	(2.45)	–
9/30/2013	$ 10.85	(0.01)(b)	3.04	3.03	–	(0.29)	(0.29)	–
9/30/2012	$ 8.64	(0.02)(b)	2.24	2.22	(0.01)	–	(0.01)	–
9/30/2011(i)	$ 10.06	0.00(g)	(1.42)	(1.42)	–	–	–	–
Class F-1
3/31/2015	$ 12.69	0.04(b)	0.48	0.52	(0.03)	(2.43)	(2.46)	–
9/30/2014	$ 13.74	0.02(b)	1.45	1.47	(0.07)	(2.45)	(2.52)	–
9/30/2013	$ 10.93	0.08(b)	3.06	3.14	(0.04)	(0.29)	(0.33)	–
9/30/2012	$ 8.68	0.06(b)	2.24	2.30	(0.05)	–	(0.05)	–
9/30/2011(i)	$ 10.06	0.01	(1.39)	(1.38)	–	–	–	–
Class I
3/31/2015	$ 12.66	0.05(b)	0.49	0.54	(0.04)	(2.43)	(2.47)	–
9/30/2014	$ 13.73	0.06(b)	1.43	1.49	(0.11)	(2.45)	(2.56)	–
9/30/2013	$ 10.93	0.11(b)	3.06	3.17	(0.08)	(0.29)	(0.37)	–
9/30/2012	$ 8.68	0.08(b)	2.24	2.32	(0.07)	–	(0.07)	–
9/30/2011(n)	$ 10.00	0.03	(1.35)	(1.32)	–	–	–	–
Transparent Value Large-Cap Growth Fund

Class A
3/31/2015	$ 14.13	(0.04)(b)	1.09	1.05	–	(2.19)	(2.19)	–
9/30/2014	$ 14.01	(0.06)(b)	1.65	1.59	–	(1.47)	(1.47)	–
9/30/2013	$ 10.58	(0.01)(b)	3.44	3.43	–	–	–	–
9/30/2012	$ 8.58	(0.05)(b)	2.05	2.00	–	–	–	–
9/30/2011(i)	$ 10.03	(0.01)	(1.44)	(1.45)	–	–	–	–
Class C
3/31/2015	$ 13.82	(0.08)(b)	1.07	0.99	–	(2.19)	(2.19)	–
9/30/2014	$ 13.82	(0.15)(b)	1.62	1.47	–	(1.47)	(1.47)	–
9/30/2013	$ 10.50	(0.08)(b)	3.40	3.32	–	–	–	–
9/30/2012	$ 8.56	(0.11)(b)	2.05	1.94	–	–	–	–
9/30/2011(i)	$ 10.03	(0.02)	(1.45)	(1.47)	–	–	–	–
Class F-1
3/31/2015	$ 14.22	(0.03)(b)	1.10	1.07	–	(2.19)	(2.19)	–
9/30/2014	$ 14.08	(0.04)(b)	1.65	1.61	–	(1.47)	(1.47)	–
9/30/2013	$ 10.61	0.02(b)	3.45	3.47	–	–	–	–
9/30/2012	$ 8.59	(0.05)(b)	2.07	2.02	–	–	–	–
9/30/2011(i)	$ 10.03	(0.03)	(1.41)	(1.44)	–	–	–	–
Class I
3/31/2015	$ 14.34	(0.01)(b)	1.10	1.09	–	(2.19)	(2.19)	–
9/30/2014	$ 14.15	(0.01)(b)	1.67	1.66	–	(1.47)	(1.47)	–
9/30/2013	$ 10.65	0.04(b)	3.46	3.50	–	–	–	–
9/30/2012	$ 8.60	(0.02)(b)	2.07	2.05	–	–	–	–
9/30/2011(n)	$ 10.00	(0.02)	(1.38)	(1.40)	–	–	–	–

54	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$10.67	4.84%	(c)	$1,567	2.41%	(e)(f)	1.51%	(e)(f)	0.49%	(e)	80%	(c)
$12.62	11.10%		$2,182	2.37%	(f)	1.51%	(f)	(0.03%)		175%
$13.68	29.32%		$8,097	2.58%	(f)	1.51%	(f)	0.53%		202%
$10.91	26.38%		$14,803	3.58%	(f)	1.51%	(f)	0.51%		301%
$8.67	(13.82%)	(c)	$772	7.96%	(e)	1.50%	(e)	0.84%	(e)	129%	(c)(m)

$10.52	4.50%	(c)	$1,150	3.13%	(e)(f)	2.11%	(e)(f)	(0.10%)	(e)	80%	(c)
$12.49	10.45%		$1,398	2.99%	(f)	2.11%	(f)	(0.57%)		175%
$13.59	28.60%		$1,313	3.22%	(f)	2.11%	(f)	(0.07%)		202%
$10.85	25.69%		$1,062	4.18%	(f)	2.11%	(f)	(0.17%)		301%
$8.64	(14.11%)	(c)	$147	8.57%	(e)	2.10%	(e)	0.09%	(e)	129%	(c)(m)

$10.75	4.96%	(c)	$153	2.38%	(e)(f)	1.36%	(e)(f)	0.68%	(e)	80%	(c)
$12.69	11.32%		$1,020	2.24%	(f)	1.36%	(f)	0.16%		175%
$13.74	29.53%		$595	2.47%	(f)	1.36%	(f)	0.66%		202%
$10.93	26.62%		$82	3.43%	(f)	1.36%	(f)	0.59%		301%
$8.68	(13.72%)	(c)	$9	8.48%	(e)	1.35%	(e)	0.42%	(e)	129%	(c)(m)

$10.73	5.12%	(c)	$11,510	2.13%	(e)(f)	1.11%	(e)(f)	0.90%	(e)	80%	(c)
$12.66	11.49%		$12,164	1.99%	(f)	1.11%	(f)	0.46%		175%
$13.73	29.95%		$7,457	2.22%	(f)	1.11%	(f)	0.92%		202%
$10.93	26.89%		$3,117	3.18%	(f)	1.11%	(f)	0.79%		301%
$8.68	(13.20%)	(c)	$2,171	9.00%	(e)	1.10%	(e)	0.51%	(e)	129%	(c)

$12.99	8.39%	(c)	$668	3.69%	(e)(f)	1.51%	(e)(f)	(0.61%)	(e)	60%	(c)
$14.13	11.69%		$716	3.26%	(f)	1.50%	(f)	(0.46%)		136%
$14.01	32.42%		$2,767	4.42%	(f)	1.51%	(f)	(0.12%)		142%
$10.58	23.31%		$826	5.32%	(f)	1.51%	(f)	(0.51%)		310%
$8.58	(14.46%)	(c)	$314	7.06%	(e)	1.50%	(e)	(0.58%)	(e)	112%	(c)(m)

$12.62	8.13%	(c)	$933	4.34%	(e)(f)	2.11%	(e)(f)	(1.20%)	(e)	60%	(c)
$13.82	10.93%		$883	3.89%	(f)	2.10%	(f)	(1.06%)		136%
$13.82	31.62%		$756	5.12%	(f)	2.11%	(f)	(0.68%)		142%
$10.50	22.66%		$118	5.92%	(f)	2.11%	(f)	(1.13%)		310%
$8.56	(14.66%)	(c)	$17	8.78%	(e)	2.10%	(e)	(1.39%)	(e)	112%	(c)(m)

$13.10	8.49%	(c)	$41	3.59%	(e)(f)	1.36%	(e)(f)	(0.46%)	(e)	60%	(c)
$14.22	11.78%		$40	3.14%	(f)	1.35%	(f)	(0.30%)		136%
$14.08	32.71%		$42	4.37%	(f)	1.36%	(f)	0.13%		142%
$10.61	23.52%		$5	5.17%	(f)	1.36%	(f)	(0.45%)		310%
$8.59	(14.36%)	(c)	$4	8.36%	(e)	1.35%	(e)	(0.66%)	(e)	112%	(c)(m)

$13.24	8.56%	(c)	$4,374	3.34%	(e)(f)	1.11%	(e)(f)	(0.21%)	(e)	60%	(c)
$14.34	12.10%		$6,957	2.89%	(f)	1.10%	(f)	(0.06%)		136%
$14.15	32.86%		$3,606	4.12%	(f)	1.11%	(f)	0.29%		142%
$10.65	23.84%		$2,732	4.92%	(f)	1.11%	(f)	(0.22%)		310%
$8.60	(14.00%)	(c)	$3,357	8.54%	(e)	1.10%	(e)	(0.41%)	(e)	112%	(c)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	55

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Value Fund

Class A
3/31/2015	$ 11.65	0.08(b)	0.45	0.53	(0.12)	(2.11)	(2.23)	–
9/30/2014	$ 11.62	0.09(b)	1.44	1.53	(0.08)	(1.42)	(1.50)	–
9/30/2013	$ 10.78	0.10(b)	2.36	2.46	(0.14)	(1.48)	(1.62)	–
9/30/2012	$ 8.47	0.13(b)	2.25	2.38	(0.07)	–	(0.07)	–
9/30/2011(i)	$ 10.03	0.02	(1.58)	(1.56)	–	–	–	–
Class C
3/31/2015	$ 11.53	0.04(b)	0.43	0.47	(0.08)	(2.11)	(2.19)	–
9/30/2014	$ 11.53	0.03(b)	1.42	1.45	(0.03)	(1.42)	(1.45)	–
9/30/2013	$ 10.68	0.03(b)	2.35	2.38	(0.05)	(1.48)	(1.53)	–
9/30/2012	$ 8.44	0.10(b)	2.20	2.30	(0.06)	–	(0.06)	–
9/30/2011(i)	$ 10.03	0.03	(1.62)	(1.59)	–	–	–	–
Class F-1
3/31/2015	$ 11.47	0.08(b)	0.45	0.53	(0.14)	(2.11)	(2.25)	–
9/30/2014	$ 11.56	0.11(b)	1.42	1.53	(0.20)	(1.42)	(1.62)	–
9/30/2013	$ 10.75	0.12(b)	2.34	2.46	(0.17)	(1.48)	(1.65)	–
9/30/2012	$ 8.47	0.14(b)	2.25	2.39	(0.11)	–	(0.11)	–
9/30/2011(i)	$ 10.03	0.06	(1.62)	(1.56)	–	–	–	–
Class I
3/31/2015	$ 11.61	0.10(b)	0.45	0.55	(0.16)	(2.11)	(2.27)	–
9/30/2014	$ 11.58	0.15(b)	1.43	1.58	(0.13)	(1.42)	(1.55)	–
9/30/2013	$ 10.77	0.15(b)	2.34	2.49	(0.20)	(1.48)	(1.68)	–
9/30/2012	$ 8.48	0.17(b)	2.24	2.41	(0.12)	–	(0.12)	–
9/30/2011(n)	$ 10.00	0.07	(1.59)	(1.52)	–	–	–	–
Transparent Value Directional Allocation Fund

Class A
3/31/2015	$ 14.22	(0.01)(b)	0.07	0.06	–	(1.42)	(1.42)	–
9/30/2014	$ 13.37	(0.08)(b)	1.38	1.30	–	(0.45)	(0.45)	–
9/30/2013	$ 10.62	(0.04)(b)	2.90	2.86	(0.02)	(0.09)	(0.11)	–
9/30/2012(p)	$ 10.00	0.01(b)	0.61	0.62	–	–	–	–
Class C
3/31/2015	$ 14.04	(0.06)(b)	0.07	0.01	–	(1.42)	(1.42)	–
9/30/2014	$ 13.28	(0.16)(b)	1.37	1.21	–	(0.45)	(0.45)	–
9/30/2013	$ 10.59	(0.12)(b)	2.90	2.78	–	(0.09)	(0.09)	–
9/30/2012(p)	$ 10.00	(0.01)(b)	0.60	0.59	–	–	–	–
Class F-1
3/31/2015	$ 14.25	(0.01)(b)	0.07	0.06	–	(1.42)	(1.42)	–
9/30/2014	$ 13.37	(0.06)(b)	1.39	1.33	–	(0.45)	(0.45)	–
9/30/2013	$ 10.62	(0.02)(b)	2.89	2.87	(0.03)	(0.09)	(0.12)	–
9/30/2012(p)	$ 10.00	0.01(b)	0.61	0.62	–	–	–	–
Class I
3/31/2015	$ 14.33	0.01(b)	0.07	0.08	–	(1.42)	(1.42)	–
9/30/2014	$ 13.41	(0.02)(b)	1.39	1.37	–	(0.45)	(0.45)	–
9/30/2013	$ 10.62	(0.01)(b)	2.92	2.91	(0.03)	(0.09)	(0.12)	–
9/30/2012(p)	$ 10.00	0.01(b)	0.61	0.62	–	–	–	–

56	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$9.95	5.28%	(c)	$306	4.83%	(e)(f)	1.50%	(e)(f)	1.40%	(e)	79%	(c)
$11.65	14.07%		$332	4.42%	(f)	1.50%	(f)	0.78%		138%
$11.62	26.30%		$1,308	5.61%	(f)	1.51%	(f)	0.90%		178%
$10.78	28.16%		$431	6.12%	(f)	1.52%	(f)	1.30%		167%
$8.47	(15.55%)	(c)	$55	6.91%	(e)	1.50%	(e)	1.39%	(e)	110%	(c)(m)

$9.81	4.62%	(c)	$947	5.57%	(e)(f)	2.10%	(e)(f)	0.73%	(e)	79%	(c)
$11.53	13.40%		$671	5.04%	(f)	2.10%	(f)	0.24%		138%
$11.53	25.53%		$625	6.21%	(f)	2.11%	(f)	0.28%		178%
$10.68	27.35%		$66	6.72%	(f)	2.12%	(f)	1.01%		167%
$8.44	(15.85%)	(c)	$4	8.90%	(e)	2.10%	(e)	0.64%	(e)	110%	(c)(m)

$9.75	5.29%	(c)	$10	4.82%	(e)(f)	1.35%	(e)(f)	1.57%	(e)	79%	(c)
$11.47	14.21%		$6	4.29%	(f)	1.35%	(f)	0.94%		138%
$11.56	26.37%		$15	5.46%	(f)	1.36%	(f)	1.09%		178%
$10.75	28.34%		$5	5.97%	(f)	1.37%	(f)	1.40%		167%
$8.47	(15.55%)	(c)	$4	8.16%	(e)	1.35%	(e)	1.39%	(e)	110%	(c)(m)

$9.89	5.43%	(c)	$3,615	4.57%	(e)(f)	1.10%	(e)(f)	1.79%	(e)	79%	(c)
$11.61	14.55%		$3,610	4.04%	(f)	1.10%	(f)	1.26%		138%
$11.58	26.79%		$2,910	5.21%	(f)	1.11%	(f)	1.36%		178%
$10.77	28.64%		$2,704	5.72%	(f)	1.12%	(f)	1.68%		167%
$8.48	(15.20%)	(c)	$4,471	8.03%	(e)	1.10%	(e)	1.78%	(e)	110%	(c)

$12.86	1.12%	(c)	$334,069	1.40%	(e)(f)	1.40%	(e)(f)	(0.17%)	(e)	127%	(c)
$14.22	9.76%		$412,305	1.50%	(f)(o)	1.50%	(f)(o)	(0.56%)		300%
$13.37	27.22%		$291,488	1.63%	(f)	1.50%	(f)	(0.37%)		442%
$10.62	6.20%	(c)	$26,413	3.69%	(e)(f)	1.51%	(e)(f)	0.50%	(e)	171%	(c)

$12.63	0.76%	(c)	$523,447	2.10%	(e)(f)	2.10%	(e)(f)	(0.88%)	(e)	127%	(c)
$14.04	9.14%		$574,466	2.10%	(f)(o)	2.10%	(f)(o)	(1.17%)		300%
$13.28	26.52%		$161,228	2.25%	(f)	2.10%	(f)	(1.01%)		442%
$10.59	5.90%	(c)	$4,378	4.29%	(e)(f)	2.11%	(e)(f)	(0.21%)	(e)	171%	(c)

$12.89	1.12%	(c)	$84,575	1.35%	(e)(f)	1.35%	(e)(f)	(0.13%)	(e)	127%	(c)
$14.25	9.99%		$119,827	1.35%	(f)(o)	1.35%	(f)(o)	(0.42%)		300%
$13.37	27.33%		$39,406	1.50%	(f)	1.35%	(f)	(0.14%)		442%
$10.62	6.20%	(c)	$9,370	3.54%	(e)(f)	1.36%	(e)(f)	0.44%	(e)	171%	(c)

$12.99	1.26%	(c)	$844,141	1.10%	(e)(f)	1.10%	(e)(f)	0.12%	(e)	127%	(c)
$14.33	10.27%		$1,294,029	1.10%	(f)(o)	1.10%	(f)(o)	(0.17%)		300%
$13.41	27.71%		$329,551	1.25%	(f)	1.10%	(f)	(0.04%)		442%
$10.62	6.20%	(c)	$4,443	3.29%	(e)(f)	1.11%	(e)(f)	0.41%	(e)	171%	(c)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	57

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Small-Cap Fund

Class A
3/31/2015	$ 9.25	(0.00)(b)(g)	0.88	0.88	–	–	–	–
9/30/2014(q)	$ 10.00	(0.02)(b)	(0.73)	(0.75)	–	–	–	–
Class C
3/31/2015	$ 9.23	(0.03)(b)	0.88	0.85	–	–	–	–
9/30/2014(q)	$ 10.00	(0.07)(b)	(0.70)	(0.77)	–	–	–	–
Class F-1
3/31/2015	$ 9.25	0.01(b)	0.88	0.89	–	–	–	–
9/30/2014(q)	$ 10.00	(0.01)(b)	(0.74)	(0.75)	–	–	–	–
Class I
3/31/2015	$ 9.27	0.02(b)	0.89	0.91	(0.01)	–	(0.01)	–
9/30/2014(q)	$ 10.00	0.01(b)	(0.74)	(0.73)	–	–	–	–

58	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$10.13	9.51%	(c)	$238	9.95%	(e)(f)	1.70%	(e)(f)	(0.02%)	(e)	77%	(c)
$9.25	(7.50%)	(c)	$123	9.85%	(e)(f)	1.70%	(e)(f)	(0.19%)	(e)	87%	(c)

$10.08	9.21%	(c)	$260	10.62%	(e)(f)	2.30%	(e)(f)	(0.66%)	(e)	77%	(c)
$9.23	(7.70%)	(c)	$227	10.50%	(e)(f)	2.30%	(e)(f)	(0.71%)	(e)	87%	(c)

$10.14	9.62%	(c)	$16	9.87%	(e)(f)	1.55%	(e)(f)	0.12%	(e)	77%	(c)
$9.25	(7.50%)	(c)	$9	9.75%	(e)(f)	1.55%	(e)(f)	(0.14%)	(e)	87%	(c)

$10.17	9.78%	(c)	$2,048	9.62%	(e)(f)	1.30%	(e)(f)	0.34%	(e)	77%	(c)
$9.27	(7.30%)	(c)	$1,911	9.50%	(e)(f)	1.30%	(e)(f)	0.12%	(e)	87%	(c)

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Not Annualized.
(d)	Performance difference between Manager Commentary and Financial Highlights is due to financial reporting adjustments.
(e)	Annualized.
(f)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(g)	Less than $0.01.
(h)	Period from April 27, 2010 (inception date) through September 30, 2010.
(i)	Period from April 18, 2011 (inception date) through September 30, 2011.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(k)	Period from February 15, 2011 (inception date) through September 30, 2011.
(l)	Less than 0.01%.
(m)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(n)	Period from February 10, 2011 (inception date) through September 30, 2011.
(o)

The portion of the ratios of expenses before and after waivers/reimbursements to average net assets attributable to recoupments of prior fee reductions or expense reimbursements is 1.46% for Class A, 2.09% for Class C, 1.34% for Class F-1, and 1.09% for Class I.

(p)	Period from June 18, 2012 (inception date) through September 30, 2012.
(q)	Period from April 1, 2014 (inception date) through September 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015 (Unaudited)	59

Notes to Financial Statements
March 31, 2015 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” As of March 31, 2015, the Trust offered 11 registered funds, and this semi-annual report relates to 9 of these funds. The accompanying financial statements and financial highlights include the Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund, the Transparent Value Directional Allocation Fund and the Transparent Value Small-Cap Fund (each, a “Fund”, and collectively, the “Funds”), respectively.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”) and the Transparent Value Small-Cap IndexSM (the “Small-Cap Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed. Each Fund’s Class A Shares, Class C Shares and Class F-1 Shares are subject to a distribution and shareholder service (12b-1) fee. In addition, the Funds’ Class A Shares are subject to a shareholder and administrative service fee. Each Fund has authorized the creation of Class R shares, but such shares are not currently offered. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value: The net asset values (“NAVs”) of each Fund’s share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At March 31, 2015, none of the Fund’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dividend Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

60	www.transparentvalue.com

Notes to Financial Statements
March 31, 2015 (Unaudited)

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

Transparent Value Large-Cap Aggressive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$22,516,451	$–	$–	$22,516,451
Exchange Traded Funds	170,511	–	–	170,511
TOTAL	$22,686,962	$–	$–	$22,686,962

Transparent Value Large-Cap Defensive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$60,160,849	$–	$–	$60,160,849
Exchange Traded Funds	48,098	–	–	48,098
TOTAL	$60,208,947	$–	$–	$60,208,947

Transparent Value Large-Cap Market Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$66,474,139	$–	$–	$66,474,139
Exchange Traded Funds	66,677	–	–	66,677
TOTAL	$66,540,816	$–	$–	$66,540,816

Transparent Value Dividend Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$41,535,108	$–	$–	$41,535,108
Exchange Traded Funds	678,156	–	–	678,156
TOTAL	$42,213,264	$–	$–	$42,213,264

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Notes to Financial Statements
March 31, 2015 (Unaudited)

Transparent Value Large-Cap Core Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$14,234,288	$–	$–	$14,234,288
Exchange Traded Funds	49,543	–	–	49,543
TOTAL	$14,283,831	$–	$–	$14,283,831

Transparent Value Large-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,974,164	$–	$–	$5,974,164
TOTAL	$5,974,164	$–	$–	$5,974,164

Transparent Value Large-Cap Value Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,703,002	$–	$–	$4,703,002
Exchange Traded Funds	102,927	–	–	102,927
TOTAL	$4,805,929	$–	$–	$4,805,929

Transparent Value Directional Allocation Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$1,774,173,284	$–	$–	$1,774,173,284
Exchange Traded Funds	11,643,065	–	–	11,643,065
TOTAL	$1,785,816,349	$–	$–	$1,785,816,349

Transparent Value Small-Cap Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,421,711	$–	$–	$2,421,711
Exchange Traded Funds	49,989	–	–	49,989
TOTAL	$2,471,700	$–	$–	$2,471,700

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the six months ended March 31, 2015, the Funds did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax position at March 31, 2015. As of and during the period ended March 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Net unrealized appreciation (depreciation) of investments based on federal tax cost as of March 31, 2015, were as follows:

Transparent Value Large-Cap Aggressive Fund

Gross appreciation on investments (excess of value over tax cost)	$1,752,399
Gross depreciation on investments (excess of tax cost over value)	(1,345,139)
Net unrealized appreciation	$407,260

Cost of investments for income tax purposes	$22,279,702

Transparent Value Large-Cap Defensive Fund

Gross appreciation on investments (excess of value over tax cost)	$4,044,245
Gross depreciation on investments (excess of tax cost over value)	(1,800,781)
Net unrealized appreciation	$2,243,464

Cost of investments for income tax purposes	$57,965,483

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Notes to Financial Statements
March 31, 2015 (Unaudited)

Transparent Value Large-Cap Market Fund

Gross appreciation on investments (excess of value over tax cost)	$3,873,682
Gross depreciation on investments (excess of tax cost over value)	(2,088,361)

Net unrealized appreciation	$1,785,321

Cost of investments for income tax purposes	$64,755,495

Transparent Value Dividend Fund

Gross appreciation on investments (excess of value over tax cost)	$2,218,448
Gross depreciation on investments (excess of tax cost over value)	(1,266,784)

Net unrealized appreciation	$951,664

Cost of investments for income tax purposes	$41,261,600

Transparent Value Large-Cap Core Fund

Gross appreciation on investments (excess of value over tax cost)	$730,275
Gross depreciation on investments (excess of tax cost over value)	(646,059)

Net unrealized appreciation	$84,216

Cost of investments for income tax purposes	$14,199,615

Transparent Value Large-Cap Growth Fund

Gross appreciation on investments (excess of value over tax cost)	$491,065
Gross depreciation on investments (excess of tax cost over value)	(223,169)

Net unrealized appreciation	$267,896

Cost of investments for income tax purposes	$5,706,268

Transparent Value Large-Cap Value Fund

Gross appreciation on investments (excess of value over tax cost)	$252,547
Gross depreciation on investments (excess of tax cost over value)	(179,258)

Net unrealized appreciation	$73,289

Cost of investments for income tax purposes	$4,732,640

Transparent Value Directional Allocation Fund

Gross appreciation on investments (excess of value over tax cost)	$38,693,176
Gross depreciation on investments (excess of tax cost over value)	(51,865,696)

Net unrealized depreciation	$(13,172,520)

Cost of investments for income tax purposes	$1,798,988,869

Transparent Value Small-Cap Fund

Gross appreciation on investments (excess of value over tax cost)	$165,831
Gross depreciation on investments (excess of tax cost over value)	(79,418)

Net unrealized appreciation	$86,413

Cost of investments for income tax purposes	$2,385,287

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

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Notes to Financial Statements
March 31, 2015 (Unaudited)

As of September 30, 2014, the most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Transparent Value Large-Cap Aggressive Fund

Undistributed net investment income	$11,223,501
Accumulated net realized gain	3,078,032
Net unrealized depreciation on investments	(168,810)

Total	$14,132,723

Transparent Value Large-Cap Defensive Fund

Undistributed net investment income	$9,472,593
Accumulated net realized gain	1,546,315
Net unrealized appreciation on investments	13,091

Total	$11,031,999

Transparent Value Large-Cap Market Fund

Undistributed net investment income	$19,021,227
Accumulated net realized gain	1,620,780
Net unrealized depreciation on investments	(1,440,214)

Total	$19,201,793

Transparent Value Dividend Fund

Undistributed net investment income	$3,655,907
Accumulated net realized gain	1,662,465
Net unrealized depreciation on investments	(874,506)

Total	$4,443,866

Transparent Value Large-Cap Core Fund

Undistributed net investment income	$1,757,801
Accumulated net realized gain	1,418,278
Net unrealized appreciation on investments	43,451

Total	$3,219,530

Transparent Value Large-Cap Growth Fund

Undistributed net investment income	$578,028
Accumulated net realized gain	719,746
Net unrealized appreciation on investments	290,305

Total	$1,588,079

Transparent Value Large-Cap Value Fund

Undistributed net investment income	$408,105
Accumulated net realized gain	474,400
Net unrealized appreciation on investments	123,069

Total	$1,005,574

Transparent Value Directional Allocation Fund

Undistributed net investment income	$210,538,777
Accumulated net realized gain	2,402,929
Net unrealized depreciation on investments	(57,148,415)

Total	$155,793,291

Transparent Value Small-Cap Fund

Undistributed net investment income	$843
Accumulated net realized loss	(29,170)
Net unrealized depreciation on investments	(136,967)

Total	$(165,294)

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The amounts and characteristics of tax basis distributions and composition of distributable earnings (accumulated loss) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of March 31, 2015.

The character of distributions paid for the year ending September 30, 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain
Transparent Value Large-Cap Aggressive Fund	$ 9,664,489	$ 817,156
Transparent Value Large-Cap Defensive Fund	9,181,246	2,247,329
Transparent Value Large-Cap Market Fund	21,439,806	2,277,138
Transparent Value Dividend Fund	4,583,374	779,134
Transparent Value Large-Cap Core Fund	2,842,432	259,121
Transparent Value Large-Cap Growth Fund	656,014	119,946
Transparent Value Large-Cap Value Fund	508,265	176,112
Transparent Value Directional Allocation Fund	43,931,134	80,870
Transparent Value Small-Cap Fund	–	–

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Notes to Financial Statements
March 31, 2015 (Unaudited)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2014, the most recent fiscal year end, certain differences were reclassified as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain(Loss) on Investments	Paid-in Capital
Transparent Value Large-Cap Aggressive Fund	$223,874	$(223,874)	$–
Transparent Value Large-Cap Defensive Fund	$–	$–	$–
Transparent Value Large-Cap Market Fund	$213,011	$(213,011)	$–
Transparent Value Dividend Fund	$319	$–	$(319)
Transparent Value Large-Cap Core Fund	$319	$–	$(319)
Transparent Value Large-Cap Growth Fund	$26,445 $	(26,247)	$(198)
Transparent Value Large-Cap Value Fund	$130 $	–	$(130)
Transparent Value Directional Allocation Fund	$9,467,547	$(9,467,547)	$–
Transparent Value Small-Cap Fund	$180 $	–	$(180)

These differences were primarily due to the differing tax treatment of certain nondeductible expenses and net operating losses offset to short-term capital gains.

During the year ended September 30, 2014 the Funds did not utilize any capital loss carry forwards.

During the year ended September 30, 2014, the Transparent Value Small-Cap Fund generated $29,170 of short term capital losses. The other Funds did not generate any capital losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of losses is retained as short-term and/or long-term.

5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2015, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Large-Cap Aggressive Fund
Purchases	$10,757,069
Sales	23,035,586
Transparent Value Large-Cap Defensive Fund
Purchases	$42,710,524
Sales	52,624,646
Transparent Value Large-Cap Market Fund
Purchases	$63,962,345
Sales	114,157,494
Transparent Value Dividend Fund
Purchases	$36,172,697
Sales	40,384,113
Transparent Value Large-Cap Core Fund
Purchases	$12,687,701
Sales	15,850,713
Transparent Value Large-Cap Growth Fund
Purchases	$4,492,464
Sales	7,697,802
Transparent Value Large-Cap Value Fund
Purchases	$3,828,763
Sales	3,788,074
Transparent Value Directional Allocation Fund
Purchases	$2,642,150,344
Sales	3,264,515,050
Transparent Value Small-Cap Fund
Purchases	$1,896,796
Sales	1,842,144

6. INVESTMENT ADVISORY AND OTHER RELATED

PARTY TRANSACTIONS

The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser, a Delaware limited liability company formed in 2005, is a diversified financial services firm with a sophisticated array of wealth and investment management services. Guggenheim Capital, LLC is the sole owner of the Adviser through Guggenheim Manager, Inc., Guggenheim Partners, LLC and GPIM Holdings, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC.

Semi-Annual Report | March 31, 2015 (Unaudited)	65

Notes to Financial Statements

March 31, 2015 (Unaudited)

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.15% of the average daily net assets of the TV Small-Cap Fund and 0.95% of the average daily net assets of each other Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.70%, 2.30%, 1.55% and 1.30% of the average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, of the TV Small-Cap Fund until January 31, 2016 and 1.50%, 2.10%, 1.35% and 1.10% of the average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares, respectively, of each other Fund until January 31, 2016. If, at any point, total annual Fund operating expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund’s total annual Fund operating expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon no more than sixty (60) days, nor less than thirty (30) days, prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Amounts waived/or reimbursed by the Adviser are disclosed in the Statement of Operations.

As of March 31, 2015, the balances of recoupable expenses for the Funds were as follows:

	Expires in 2015	Expires in 2016	Expires in 2017	Expires in 2018
Transparent Value Large-Cap Aggressive Fund
Class A	$42,440	$5,637	$3,985	$5,249
Class C	2,011	2,763	2,984	4,248
Class F-I	230,994	101,495	55,375	50,378
Class I	63,612	87,625	57,716	15,657
Transparent Value Large-Cap Defensive Fund
Class A	$36,892	$27,486	$11,742	$5,686
Class C	16,232	29,306	23,895	15,958
Class F-I	238,961	93,872	44,879	21,467
Class I	59,888	67,057	44,484	19,351
Transparent Value Large-Cap Market Fund
Class A	$121,823	$53,034	$19,300	$3,452
Class C	33,819	30,813	18,033	13,767
Class F-I	206,370	89,715	34,010	18,514
Class I	170,379	110,129	53,483	30,243
Transparent Value Dividend Fund
Class A	$103,280	$103,537	$70,855	$14,954
Class C	30,657	32,577	28,879	18,405
Class F-I	28,878	37,458	19,010	5,508
Class I	54,801	20,575	29,031	37,507
Transparent Value Large-Cap Core Fund
Class A	$152,582	$115,679	$64,796	$8,767
Class C	14,196	13,180	11,475	6,984
Class F-I	1,534	4,200	7,898	2,975
Class I	55,668	52,426	68,533	61,903
Transparent Value Large-Cap Growth Fund
Class A	$70,131	$61,466	$55,511	$7,544
Class C	3,260	9,242	15,304	9,476
Class F-I	193	427	950	460
Class I	123,170	94,089	76,302	65,432
Transparent Value Large-Cap Value Fund
Class A	$13,744	$38,366	$41,542	$5,370
Class C	1,037	14,175	22,782	14,834
Class F-I	231	286	227	115
Class I	174,383	111,792	87,005	63,379
Transparent Value Directional Allocation Fund
Class A	$–	$–	$–	$–
Class C	–	47,008	–	–
Class F-I	26,307	30,027	–	–
Class I	–	104,831	–	–
Transparent Value Small-Cap Fund
Class A	NA	NA	$3,657	$7,739
Class C	NA	NA	4,747	10,489
Class F-I	NA	NA	455	511
Class I	NA	NA	79,916	82,654

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010, as amended (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser performs portfolio management and related services for the Funds and Adviser. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.15%

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Notes to Financial Statements
March 31, 2015 (Unaudited)

of the average daily net assets of the TV Small-Cap Fund and 0.95% of the average daily net assets of each other Fund.

Certain officers of the Funds are also officers and indirect owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to certain service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7. LINE OF CREDIT

The Trust has a $25,000,000 Line of Credit (the “Line”) which is uncommitted, with The Bank of New York Mellon. The Line covers the Funds and other series of the Trust. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin. As of March 31, 2015, the Transparent Value Dividend Fund and the Transparent Value Directional Allocation Fund had borrowed amounts of $462,000 and $883,000, respectively. No other Funds had outstanding amounts on the Line.

The allocated amount for each Fund is referenced in the Statements of Operations under “Interest Expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

	Average Interest Rate	Average Outstanding Line of Credit*
Transparent Value Large-Cap Aggressive Fund	1.669%	$328,667
Transparent Value Large-Cap Defensive Fund	1.667%	428,211
Transparent Value Large-Cap Market Fund	1.666%	1,028,389
Transparent Value Dividend Fund	1.670%	592,923
Transparent Value Large-Cap Core Fund	1.668%	297,947
Transparent Value Large-Cap Growth Fund	1.667%	430,625
Transparent Value Directional Allocation Fund	1.666%	4,672,086

*	The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

8. SHARES OF BENEFICIAL INTEREST

At March 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

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Notes to Financial Statements
March 31, 2015 (Unaudited)

Transactions of Shares were as follows:

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Aggressive Fund
Class A:
Beginning of period	156,550	242,963
Shares sold	116,059	114,823
Shares issued in reinvestment of distributions to shareholders	125,797	30,200
Shares redeemed	(126,104)	(231,436)
Net increase (decrease) in shares outstanding	115,752	(86,413)
Shares outstanding, end of period	272,302	156,550

Class C:
Beginning of period	117,253	83,641
Shares sold	20,292	61,115
Shares issued in reinvestment of distributions to shareholders	87,428	17,005
Shares redeemed	(14,509)	(44,508)
Net increase in shares outstanding	93,211	33,612
Shares outstanding, end of period	210,464	117,253

Class F-1:
Beginning of period	1,900,348	2,233,268
Shares sold	1,604	6,275
Shares issued in reinvestment of distributions to shareholders	24,044	5,402
Shares redeemed	(99,551)	(344,597)
Net decrease in shares outstanding	(73,903)	(332,920)
Shares outstanding, end of period	1,826,445	1,900,348

Class I:
Beginning of period	464,964	1,918,735
Shares sold	223,247	190,688
Shares issued in reinvestment of distributions to shareholders	211,285	322,651
Shares redeemed	(236,890)	(1,967,110)
Net increase (decrease) in shares outstanding	197,642	(1,453,771)
Shares outstanding, end of period	662,606	464,964

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Defensive Fund
Class A:
Beginning of period	759,283	862,769
Shares sold	158,119	193,630
Shares issued in reinvestment of distributions to shareholders	130,373	125,807
Shares redeemed	(150,463)	(422,923)
Net increase (decrease) in shares outstanding	138,029	(103,486)
Shares outstanding, end of period	897,312	759,283

Class C:
Beginning of period	1,123,442	855,833
Shares sold	260,417	218,410
Shares issued in reinvestment of distributions to shareholders	200,904	135,125
Shares redeemed	(248,873)	(85,926)
Net increase in shares outstanding	212,448	267,609
Shares outstanding, end of period	1,335,890	1,123,442

Class F-1:
Beginning of period	1,761,670	2,076,688
Shares sold	6,051	42,280
Shares issued in reinvestment of distributions to shareholders	10,940	14,490
Shares redeemed	(101,146)	(371,788)
Net decrease in shares outstanding	(84,155)	(315,018)
Shares outstanding, end of period	1,677,515	1,761,670

Class I:
Beginning of period	1,522,535	1,815,442
Shares sold	364,180	508,191
Shares issued in reinvestment of distributions to shareholders	223,353	208,891
Shares redeemed	(661,293)	(1,009,989)
Net decrease in shares outstanding	(73,760)	(292,907)
Shares outstanding, end of period	1,448,775	1,522,535

68	www.transparentvalue.com

Notes to Financial Statements
March 31, 2015 (Unaudited)

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Market Fund
Class A:
Beginning of period	1,139,352	2,069,536
Shares sold	98,396	486,991
Shares issued in reinvestment of distributions to shareholders	271,648	401,413
Shares redeemed	(685,983)	(1,818,588)
Net decrease in shares outstanding	(315,939)	(930,184)
Shares outstanding, end of period	823,413	1,139,352

Class C:
Beginning of period	1,221,769	1,017,800
Shares sold	629,295	220,608
Shares issued in reinvestment of distributions to shareholders	386,758	218,777
Shares redeemed	(595,864)	(235,416)
Net increase in shares outstanding	420,189	203,969
Shares outstanding, end of period	1,641,958	1,221,769

Class F-1:
Beginning of period	2,048,591	2,480,021
Shares sold	22,021	72,445
Shares issued in reinvestment of distributions to shareholders	128,289	84,145
Shares redeemed	(369,832)	(588,020)
Net decrease in shares outstanding	(219,522)	(431,430)
Shares outstanding, end of period	1,829,069	2,048,591

Class I:
Beginning of period	4,051,446	2,953,191
Shares sold	911,590	1,738,702
Shares issued in reinvestment of distributions to shareholders	660,802	514,991
Shares redeemed	(3,571,031)	(1,155,438)
Net increase (decrease) in shares outstanding	(1,998,639)	1,098,255
Shares outstanding, end of period	2,052,807	4,051,446

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dividend Fund
Class A:
Beginning of period	791,698	1,956,685
Shares sold	359,439	322,040
Shares issued in reinvestment of distributions to shareholders	98,233	228,031
Shares redeemed	(369,118)	(1,715,058)
Net increase (decrease) in shares outstanding	88,554	(1,164,987)
Shares outstanding, end of period	880,252	791,698

Class C:
Beginning of period	721,654	645,524
Shares sold	234,561	237,524
Shares issued in reinvestment of distributions to shareholders	110,167	70,933
Shares redeemed	(105,636)	(232,327)
Net increase in shares outstanding	239,092	76,130
Shares outstanding, end of period	960,746	721,654

Class F-1:
Beginning of period	268,921	661,139
Shares sold	36,657	31,546
Shares issued in reinvestment of distributions to shareholders	37,798	68,389
Shares redeemed	(103,075)	(492,153)
Net decrease in shares outstanding	(28,620)	(392,218)
Shares outstanding, end of period	240,301	268,921

Class I:
Beginning of period	1,847,729	300,563
Shares sold	201,173	1,696,671
Shares issued in reinvestment of distributions to shareholders	228,567	23,413
Shares redeemed	(556,738)	(172,918)
Net increase (decrease) in shares outstanding	(126,998)	1,547,166
Shares outstanding, end of period	1,720,731	1,847,729

Semi-Annual Report | March 31, 2015 (Unaudited)	69

Notes to Financial Statements
March 31, 2015 (Unaudited)

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Core Fund
Class A:
Beginning of period	172,923	591,747
Shares sold	2,034	124,588
Shares issued in reinvestment of distributions to shareholders	33,025	109,365
Shares redeemed	(61,140)	(652,777)
Net decrease in shares outstanding	(26,081)	(418,824)
Shares outstanding, end of period	146,842	172,923

Class C:
Beginning of period	111,960	96,610
Shares sold	3,162	73,424
Shares issued in reinvestment of distributions to shareholders	24,365	14,572
Shares redeemed	(30,182)	(72,646)
Net increase (decrease) in shares outstanding	(2,655)	15,350
Shares outstanding, end of period	109,305	111,960

Class F-1:
Beginning of period	80,421	43,271
Shares sold	–	33,982
Shares issued in reinvestment of distributions to shareholders	17,421	8,571
Shares redeemed	(83,581)	(5,403)
Net increase (decrease) in shares outstanding	(66,160)	37,150
Shares outstanding, end of period	14,261	80,421

Class I:
Beginning of period	960,497	543,118
Shares sold	31,092	450,455
Shares issued in reinvestment of distributions to shareholders	168,964	59,778
Shares redeemed	(87,853)	(92,854)
Net increase in shares outstanding	112,203	417,379
Shares outstanding, end of period	1,072,700	960,497

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Growth Fund
Class A:
Beginning of period	50,702	197,562
Shares sold	800	119,794
Shares issued in reinvestment of distributions to shareholders	8,384	22,723
Shares redeemed	(8,455)	(289,377)
Net increase (decrease) in shares outstanding	729	(146,860)
Shares outstanding, end of period	51,431	50,702

Class C:
Beginning of period	63,905	54,746
Shares sold	13,137	3,855
Shares issued in reinvestment of distributions to shareholders	9,768	5,974
Shares redeemed	(12,873)	(670)
Net increase in shares outstanding	10,032	9,159
Shares outstanding, end of period	73,937	63,905

Class F-1:
Beginning of period	2,844	2,952
Shares sold	–	1,295
Shares issued in reinvestment of distributions to shareholders	417	318
Shares redeemed	(114)	(1,721)
Net increase (decrease) in shares outstanding	303	(108)
Shares outstanding, end of period	3,147	2,844

Class I:
Beginning of period	485,138	254,762
Shares sold	31,764	239,966
Shares issued in reinvestment of distributions to shareholders	41,779	505
Shares redeemed	(228,387)	(10,095)
Net increase (decrease) in shares outstanding	(154,844)	230,376
Shares outstanding, end of period	330,294	485,138

70	www.transparentvalue.com

Notes to Financial Statements
March 31, 2015 (Unaudited)

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Value Fund
Class A:
Beginning of period	28,494	112,537
Shares sold	3,694	44,946
Shares issued in reinvestment of distributions to shareholders	6,495	18,149
Shares redeemed	(7,945)	(147,138)
Net increase (decrease) in shares outstanding	2,244	(84,043)
Shares outstanding, end of period	30,738	28,494

Class C:
Beginning of period	58,152	54,183
Shares sold	49,634	24,839
Shares issued in reinvestment of distributions to shareholders	13,179	8,464
Shares redeemed	(24,422)	(29,334)
Net increase in shares outstanding	38,391	3,969
Shares outstanding, end of period	96,543	58,152

Class F-1:
Beginning of period	511	1,273
Shares sold	522	1,088
Shares issued in reinvestment of distributions to shareholders	9	2
Shares redeemed	–	(1,852)
Net increase (decrease) in shares outstanding	531	(762)
Shares outstanding, end of period	1,042	511

Class I:
Beginning of period	310,863	251,294
Shares sold	58,756	70,869
Shares issued in reinvestment of distributions to shareholders	14,706	184
Shares redeemed	(18,635)	(11,484)
Net increase in shares outstanding	54,827	59,569
Shares outstanding, end of period	365,690	310,863

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Directional Allocation Fund
Class A:
Beginning of period	28,993,809	21,808,703
Shares sold	5,012,038	37,575,052
Shares issued in reinvestment of distributions to shareholders	2,675,203	993,595
Shares redeemed	(10,704,785)	(31,383,541)
Net increase (decrease) in shares outstanding	(3,017,544)	7,185,106
Shares outstanding, end of period	25,976,265	28,993,809

Class C:
Beginning of period	40,927,762	12,144,932
Shares sold	4,956,329	30,303,322
Shares issued in reinvestment of distributions to shareholders	3,895,373	525,140
Shares redeemed	(8,325,674)	(2,045,632)
Net increase in shares outstanding	526,028	28,782,830
Shares outstanding, end of period	41,453,790	40,927,762

Class F-1:
Beginning of period	8,409,515	2,947,136
Shares sold	1,471,040	6,631,213
Shares issued in reinvestment of distributions to shareholders	832,642	136,153
Shares redeemed	(4,152,977)	(1,304,987)
Net increase (decrease) in shares outstanding	(1,849,295)	5,462,379
Shares outstanding, end of period	6,560,220	8,409,515

Class I:
Beginning of period	90,310,522	24,569,890
Shares sold	14,361,677	78,957,126
Shares issued in reinvestment of distributions to shareholders	6,632,125	820,074
Shares redeemed	(46,319,496)	(14,036,568)
Net increase (decrease) in shares outstanding	(25,325,694)	65,740,632
Shares outstanding, end of period	64,984,828	90,310,522

Semi-Annual Report | March 31, 2015 (Unaudited)	71

Notes to Financial Statements
March 31, 2015 (Unaudited)

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Period April 1, 2014 (inception) to September 30, 2014
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Small-Cap Fund
Class A:
Beginning of period	13,310	–
Shares sold	10,150	13,310
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	–	–
Net increase in shares outstanding	10,150	13,310
Shares outstanding, end of period	23,460	13,310

Class C:
Beginning of period	24,609	–
Shares sold	2,834	24,609
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(1,683)	–
Net increase in shares outstanding	1,151	24,609
Shares outstanding, end of period	25,760	24,609

Class F-1:
Beginning of period	1,026	–
Shares sold	518	1,556
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	–	(530)
Net increase in shares outstanding	518	1,026
Shares outstanding, end of period	1,544	1,026

Class I:
Beginning of period	206,202	–
Shares sold	–	208,817
Shares issued in reinvestment of distributions to shareholders	2	–
Shares redeemed	(4,755)	(2,615)
Net increase (decrease) in shares outstanding	(4,753)	206,202
Shares outstanding, end of period	201,449	206,202

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2015 the following entities owned, of record or beneficially, 25% or greater of a share class of a Fund’s outstanding shares:

Fund	Class	Name	Percentage
Transparent Value Large-Cap Aggressive Fund	Class A	Sammons Financial Network, LLC	25.61%
Transparent Value Large-Cap Aggressive Fund	Class C	Morgan Stanley Smith Barney, LLC	62.75%
Transparent Value Large-Cap Aggressive Fund	Class F-1	SG Americas Securities, LLC	96.69%
Transparent Value Large-Cap Aggressive Fund	Class I	Morgan Stanley Smith Barney, LLC	41.47%
Transparent Value Large-Cap Aggressive Fund	Class I	Jasper Park Funding, LLC	32.97%
Transparent Value Large-Cap Defensive Fund	Class A	Morgan Stanley Smith Barney, LLC	37.44%
Transparent Value Large-Cap Defensive Fund	Class C	Morgan Stanley Smith Barney, LLC	62.41%
Transparent Value Large-Cap Defensive Fund	Class F-1	SG Americas Securities, LLC	96.90%
Transparent Value Large-Cap Defensive Fund	Class I	Morgan Stanley Smith Barney, LLC	59.92%
Transparent Value Large-Cap Market Fund	Class A	Morgan Stanley Smith Barney, LLC	36.73%
Transparent Value Large-Cap Market Fund	Class C	Morgan Stanley Smith Barney, LLC	49.58%
Transparent Value Large-Cap Market Fund	Class C	UBS Financial Services Inc.	29.23%
Transparent Value Large-Cap Market Fund	Class F-1	SG Americas Securities, LLC	86.42%
Transparent Value Large-Cap Market Fund,	Class I	Morgan Stanley Smith Barney, LLC	40.10%
Transparent Value Dividend Fund	Class A	Ameriprise Financial Services Inc.	43.39%
Transparent Value Dividend Fund	Class C	UBS Financial Services Inc.	58.82%
Transparent Value Dividend Fund	Class F-1	Raymond James & Associates Inc.	56.30%
Transparent Value Dividend Fund	Class I	UBS Financial Services Inc.	59.68%
Transparent Value Large-Cap Core Fund	Class A	Ameriprise Financial Services Inc.	34.69%
Transparent Value Large-Cap Core Fund	Class C	UBS Financial Services Inc.	46.25%
Transparent Value Large-Cap Core Fund	Class F-1	Raymond James & Associates Inc.	62.74%
Transparent Value Large-Cap Core Fund	Class I	UBS Financial Services, Inc.	47.30%
Transparent Value Large-Cap Core Fund	Class I	John W Herdlein Revocable Trust	26.91%

72	www.transparentvalue.com

Notes to Financial Statements
March 31, 2015 (Unaudited)

Fund	Class	Name	Percentage
Transparent Value Large-Cap Growth Fund	Class A	Ameriprise Financial Services Inc.	49.20%
Transparent Value Large-Cap Growth Fund	Class C	UBS Financial Services Inc.	86.07%
Transparent Value Large-Cap Growth Fund	Class F-1	Raymond James & Associates Inc.	49.11%
Transparent Value Large-Cap Growth Fund	Class I	Jasper Park Funding, LLC	75.69%
Transparent Value Large-Cap Value Fund	Class A	LPL Financial, LLC	38.85%
Transparent Value Large-Cap Value Fund	Class A	Ameriprise Financial Services Inc.	30.51%
Transparent Value Large-Cap Value Fund	Class C	UBS Financial Services Inc.	75.33%
Transparent Value Large-Cap Value Fund	Class F-1	National Financial Services, LLC	52.14%
Transparent Value Large-Cap Value Fund	Class F-1	GPIM Holdings, LLC	47.86%
Transparent Value Large-Cap Value Fund	Class I	Jasper Park Funding, LLC	68.36%
Transparent Value Large-Cap Value Fund	Class I	UBS Financial Services Inc.	30.21%
Transparent Value Directional Allocation Fund	Class A	Ameriprise Financial Services Inc.	31.28%
Transparent Value Directional Allocation Fund	Class C	Morgan Stanley Smith Barney, LLC	38.83%
Transparent Value Directional Allocation Fund	Class F-1	Raymond James & Associates Inc.	41.24%
Transparent Value Directional Allocation Fund	Class I	Morgan Stanley Smith Barney, LLC	41.87%
Transparent Value Directional Allocation Fund	Class I	UBS Financial Services Inc.	26.33%
Transparent Value Small-Cap Fund	Class A	LPL Financial, LLC	37.75%
Transparent Value Small-Cap Fund	Class A	Cetera Advisors, LLC	25.12%
Transparent Value Small-Cap Fund	Class C	National Financial Services, LLC	80.34%
Transparent Value Small-Cap Fund	Class F-1	National Financial Services, LLC	34.04%
Transparent Value Small-Cap Fund	Class F-1	Charles Schwab & Co. Inc.	33.58%
Transparent Value Small-Cap Fund	Class F-1	GPIM Holdings, LLC	32.37%
Transparent Value Small-Cap Fund	Class I	GPIM Holdings, LLC	98.54%

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. Further, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Semi-Annual Report | March 31, 2015 (Unaudited)	73

Additional Information
March 31, 2015 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $50,000 per annum for their services to the Trust for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. BOARD APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on September 12, 2013, the Board unanimously approved the investment advisory agreement between the Trust and the Adviser (the “Small-Cap Fund Advisory Agreement”), on behalf of Transparent Value Small-Cap Fund (the “Small-Cap Fund”). The Board also considered the approval of the sub-advisory agreement between the Sub-Adviser (together with the Adviser, the “Advisers”) and the Adviser, pursuant to which the Sub-Adviser performs portfolio management and related services for the Small-Cap Fund and the Adviser (the “Small-Cap Fund Sub-Advisory Agreement,” and together with the Small-Cap Fund Advisory Agreement, the “Small-Cap Fund Agreements”). Each of the Small-Cap Fund Agreements was also unanimously approved by a separate vote of members of the Board who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”).

In connection with its consideration of the Small-Cap Fund Agreements, the Board, including the Independent Trustees, requested, received and evaluated materials about the Small-Cap Fund Agreements, the Advisers and the services proposed to be provided by the Advisers under the Small-Cap Fund Agreements, including information about the investment advisory fee rates and related matters from the Advisers. In connection with its consideration, the Board reviewed detailed analyses prepared by Lipper, Inc., an independent provider of investment company data (“Lipper”), which included information comparing the proposed investment advisory fee rates and expense ratios for the Small-Cap Fund with a group of comparable funds as selected by Lipper (the “Small-Cap Fund Lipper Report”). The Board also received various other materials that it considered relevant to its consideration and approval of the proposed Small-Cap Fund Agreements. The Independent Trustees also consulted with independent legal counsel, who advised on the legal standards for consideration of the Agreements by the Independent Trustees, and otherwise assisted the Independent Trustees in their deliberations.

With respect to each of the Small-Cap Fund Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the Small-Cap Fund, and the expected costs to the Advisers of providing those services, with a view toward making a reasonable business judgment as to whether each of the Small-Cap Fund Agreements, under all of the circumstances, were in the best interests of the Trust and the Small-Cap Fund and its shareholders. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The factors considered by the Board and the conclusions reached by the Independent Trustees were as follows:

Nature, quality, and extent of services to be provided by the Adviser and Sub-Adviser

In considering the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-Adviser, respectively, the Board reviewed the services to be provided by each firm and the qualifications and backgrounds of the persons to be responsible for managing and providing other services to the Small-Cap Fund. The Board also considered information relating to the financial condition of the Adviser and Sub-Adviser to determine that adequate resources were available to provide the level of service expected to be provided to the Small-Cap Fund. Based on its review, the Board determined that the Adviser, the Sub-Adviser and their respective personnel were well-qualified to provide all required services to the Small-Cap Fund and to provide services that are of high quality, and that each firm has adequate resources to provide such services.

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Additional Information
March 31, 2015 (Unaudited)

Performance of the Small-Cap Fund

It was noted that, although a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Small-Cap Fund is newly formed. However, the Board evaluated the comparative performance of the index on which the investment program of the Small-Cap Fund is based, as well as the presentation that was made by the Advisers regarding the methodology underlying the investment program of the Small-Cap Fund.

Cost of services to be provided and profits to be realized by the Adviser, Sub-Adviser and their affiliates under the Small-Cap Fund Agreements, and comparative fees

The Board considered the estimated costs to the Adviser and Sub-Adviser of providing services to the Fund, and reviewed the investment advisory fees to be paid pursuant to the Small-Cap Fund Agreements. The Board also reviewed information provided in the Small-Cap Fund Lipper Report regarding advisory fees of mutual funds in peer groups, and evaluated the proposed advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. It was noted that, although the overall expense ratio for the Small-Cap Fund were expected to be above the average expense ratios of the peer group, and that the proposed advisory fee was higher than the advisory fees of other small cap funds, the Small-Cap Fund’s advisory fees reflected the sizable cost of formulating and operating the proprietary Required Business Performance investment methodology, as well as the retention of additional analyst resources necessary to support the strategy, and that similar costs are not generally borne by the advisers of the peer group funds. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate proposed for the Small-Cap Fund was consistent with applicable standards and was reasonable and fair.

Economies of scale

The Board observed that economies of scale are realized when a fund’s assets increase significantly. Because the Small-Cap Fund was newly formed and the eventual aggregate amount of assets of the Small-Cap Fund was uncertain, the Board noted that management was not able to provide specific information concerning the extent to which economies of scale would be realized as the Small-Cap Fund grows and whether fee levels would reflect such economies of scale, if any. The Board determined that it would revisit this issue at an appropriate time in the future.

Ancillary benefits to be received by the Adviser or Sub-Adviser

The Board considered whether any benefits would accrue to the Adviser and Sub-Adviser through their relationships with the Small-Cap Fund and concluded that the opportunities for such benefits to exist were limited and were a matter of conjecture since the Small-Cap Fund had not commenced operations. The Board noted the representation by representatives of the Adviser and the Sub-Adviser that neither entity expected to receive any significant indirect benefits from its relationship with the Small-Cap Fund.

Conclusion

After an evaluation of the factors described above and based on its deliberations and analysis of the information provided, the Board determined that it would have a reasonable basis to determine whether the investment advisory fees proposed under each of the Small-Cap Fund Agreements are fair and reasonable in light of the extent and quality of services to be provided and, thus, to act on whether to approve each of the Small-Cap Fund Agreements. Based on all of the foregoing, and such other matters that were deemed relevant, the Board, including all of the Independent Trustees, concluded that the proposed investment advisory fees to be paid under each of the Small-Cap Fund Agreements were fair and reasonable. Accordingly, the entire Board, including the Independent Trustees voting separately, unanimously approved each of the Small-Cap Fund Agreements. In the course of their deliberations, the Trustees considered the factors described above and other factors deemed pertinent, but the Trustees did not identify any particular piece of information or factor as dispositive.

5. BOARD APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 9-10, 2015, the Board unanimously approved the renewal, for an additional annual period, of the investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”), on behalf of Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Market Fund, Transparent Value Large-Cap Value Fund, Transparent Value Directional Allocation Fund and Transparent Value Small-Cap Fund (the “Funds”). The Board also approved on behalf of each of the Funds the renewal, for an additional annual period, of the investment sub-advisory agreement between the Sub-Adviser and the Adviser, pursuant to which the Sub-Adviser performs portfolio management and related services for the Funds (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”). The renewal of each of the Agreements on behalf of each of the Funds was also unanimously approved by a separate vote of the Independent Trustees.

Semi-Annual Report | March 31, 2015 (Unaudited)	75

Additional Information
March 31, 2015 (Unaudited)

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, requested, received and evaluated materials about the Agreements and the services provided by the Advisers under the Agreements, including information about the investment advisory fee rates and related matters provided by the Advisers. The information provided by the Advisers in connection with the Board’s consideration of these matters was in addition to the detailed information about the Funds that the Board receives and reviews at its meetings during the course of each year, including information that relates to the Funds’ operations and investment performance and the services of the Advisers. In connection with its consideration, the Board reviewed detailed analyses prepared by Lipper, Inc., an independent provider of investment company data (“Lipper”), which included information comparing the investment advisory fee rates and expense ratios for each of the Funds with a group of comparable funds as selected by Lipper (the “Lipper Report”). The Board also received and reviewed various other materials that it deemed relevant to its consideration of the Agreements. At the meeting, representatives from the Advisers reviewed and commented on the information delivered to the Board and answered questions from Board members to help the Board evaluate each Adviser’s fees and other aspects of the Agreements. The Independent Trustees also consulted with the Trust’s legal counsel and their independent legal counsel, who advised them on the legal standards for consideration of the Agreements, and otherwise assisted the Independent Trustees in their deliberations. In addition, the Independent Trustees met in executive session outside the presence of the Advisers to discuss the information submitted to the Board in connection with the renewal of the Agreements.

With respect to each of the Agreements, the Board considered factors bearing on the nature, extent and quality of the services provided to the Funds, and the costs to the Advisers of providing those services, with a view toward making a reasonable business judgment as to whether each of the Agreements is, under all of the circumstances, in the best interests of the Trust, the Funds and their shareholders. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The factors considered by the Board and the conclusions reached were as follows:

Nature, quality, and extent of services provided by the Adviser and Sub-Adviser

The Board reviewed the services provided by the Adviser and Sub-Adviser and the qualifications and backgrounds of the persons and other personnel responsible for managing and providing services to the Funds. The Board also considered management’s discussion of the financial condition of the Adviser and Sub-Adviser to determine whether adequate resources were available to provide the level of service expected to be provided to the Funds. The Board reviewed and considered information provided by each of the Advisers regarding its management and personnel and its business activities and affiliations. Based on its review, the Board determined that the Adviser, the Sub-Adviser and their respective personnel were well-qualified to provide all required services to the Funds and were providing services that are of high quality, and that each firm had (or had access to) appropriate resources to continue to provide such services.

Performance of the Funds

The Board reviewed the investment performance of each of the Funds and considered the Funds’ performance relative to mutual funds in their peer groups as set forth in the Lipper Report. The Board concluded that, although most of the Funds underperformed similar mutual funds in 2014, the performance of the Funds was acceptable and that, notwithstanding recent performance, the Adviser and Sub-Adviser have been providing high quality investment advisory services to each of the Funds in a manner consistent with their respective investment programs and the Required Business Performance investment methodology of the Sub-Adviser. The Board also noted that the Sub-Adviser is implementing certain changes in the construction of certain of the indices tracked by the Funds which may operate to improve the performance characteristics of the Funds in the future. Based on the foregoing considerations, the Board determined that the investment methodology employed in managing the Funds was of value to each of the Funds and its shareholders.

Cost of services provided and profits realized by the Adviser, Sub-Adviser and their affiliates under the Agreements, and comparative fees

The Board considered the estimated costs to the Adviser and Sub-Adviser of providing services to the Funds and reviewed the investment advisory fees payable pursuant to the Agreements. In addition, the Board considered the fee arrangement between the Adviser and Sub-Adviser under which all advisory fees payable by the Funds to the Adviser are allocated to the Sub-Adviser. The Board also reviewed information provided in the Lipper Report regarding advisory fees and expense ratios of mutual funds in the Funds’ peer groups and evaluated the existing advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally, taking into account the warning in recent judicial decisions regarding relying too heavily on fee comparisons. The Board noted that the relatively small asset bases of the Funds (with the exception of Transparent Value Directional Allocation Fund) contributes to their higher expense rankings compared to mutual funds in their respective peer groups. However, it was also noted that the Funds’ expense ratios are within range of similar mutual funds after considering the Advisers’ waiver of Fund fees and absorption of Fund expenses. In addition, the Board noted that the Funds’ advisory fees reflected the Advisers’ costs of providing services under the Agreements, including the costs of formulating and operating the proprietary Required Business Performance investment methodology that is used in managing the investment portfolios of the Funds. The Board reviewed information regarding

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Additional Information
March 31, 2015 (Unaudited)

the profitability of the Adviser’s and Sub-Adviser’s relationships with the Funds, noting that, except with respect to the Transparent Value Directional Allocation Fund, neither firm was realizing significant profits from its relationship with any of the Funds. The Board concluded that profits derived from the Transparent Value Directional Allocation Fund were not excessive given the nature, scope and quality of services provided to that Fund. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate for each Fund was consistent with applicable standards and was reasonable and fair.

Economies of scale

The Board observed that economies of scale are generally realized when a mutual fund’s assets increase significantly. The Board noted that, with the exception of Transparent Value Directional Allocation Fund, the Funds have not reached a size that would allow the Adviser and Sub-Adviser to realize economies of scale in the cost of providing services that could be shared with the Funds. With respect to the Transparent Value Directional Allocation Fund, the Board noted that although the growth in the net assets of the Fund has resulted in cost economies that now enable the Sub-Adviser to achieve a profit attributable to that Fund, those economies are not so significant as to warrant that they be shared with the Fund through a reduction in the advisory fee payable by the Fund. The Board determined that it will continue to revisit the issue of economies of scale in connection with its consideration of future renewals of the Agreements in light of the net assets of the Funds and profitability margins at such times.

Ancillary benefits received by the Adviser or Sub-Adviser due to their relationships with the Funds

The Board considered whether any ancillary benefits accrue to the Adviser and Sub-Adviser through their relationships with the Funds and noted that the Advisers have represented that they have not identified any indirect benefits from their relationship with the Funds and that, although being associated with the Funds may provide a reputational benefit to the Adviser and Sub-Adviser, any such benefit is intangible and cannot reasonably be quantified.

Conclusion

After an evaluation of the factors described above, and based on its deliberations and analysis of the information provided to the Board at the meeting and during the course of the year, the Board determined that it had a reasonable basis to determine whether to approve the continuance of each of the Agreements. Based on all of the foregoing, and such other matters as the Board considered to be relevant in the exercise of their reasonable judgment, the Board, including all of the Independent Trustees, concluded that the investment advisory fees payable under each of the Agreements are fair and reasonable. Accordingly, the entire Board, including the Independent Trustees voting separately, unanimously approved the renewal of each of the Agreements on behalf of each of the Funds. In the course of their deliberations, the Trustees considered the factors described above and other factors deemed pertinent, but the Trustees did not identify any particular piece of information or factor as dispositive.

Semi-Annual Report | March 31, 2015 (Unaudited)	77

Must be accompanied or preceded by a Prospectus.
Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

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(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, Principal Executive Officer

Date:	June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, Principal Executive Officer

Date:	June 5, 2015

By:	/s/ Keith D. Kemp
Keith D. Kemp, Principal Financial Officer

Date:	June 5, 2015

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